Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
6/30/23 (Unaudited)

COMMON STOCKS (69.4%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Trade Desk, Inc. (The) Class A(NON)	13,419	$1,036,215

		1,036,215
Automotive (1.6%)
Dana, Inc.	4,792	81,464
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	9,746	1,209,713
Ford Motor Co.	46,985	710,883
General Motors Co.	187,457	7,228,342
Genuine Parts Co.	3,468	586,890
PROG Holdings, Inc.(NON)	2,178	69,957
Stellantis NV (Italy)	79,628	1,397,193
Tesla, Inc.(NON)	47,989	12,562,081
Triton International, Ltd. (Bermuda)	379	31,556
TuSimple Holdings, Inc. Class A(NON)	65,410	108,581
United Rentals, Inc.	8,629	3,843,098
Visteon Corp.(NON)	2,858	410,437
Volkswagen AG (Preference) (Germany)	9,148	1,227,224

		29,467,419
Basic materials (3.3%)
AdvanSix, Inc.	5,216	182,456
American Vanguard Corp.	3,700	66,119
American Woodmark Corp.(NON)	1,228	93,782
Andersons, Inc. (The)	1,537	70,933
Anglo American PLC (London Exchange) (United Kingdom)	58,243	1,651,718
AptarGroup, Inc.	4,926	570,726
Archer-Daniels-Midland Co.	7,891	596,244
Arcosa, Inc.	1,250	94,713
Arkema SA (France)	3,675	346,077
Ashland Global Holdings, Inc.	6,208	539,537
Atkore, Inc.(NON)	3,603	561,852
BHP Group, Ltd. (ASE Exchange) (Australia)	82,987	2,476,085
BHP Group, Ltd. (London Exchange) (Australia)	5,587	166,034
BlueScope Steel, Ltd. (Australia)	46,384	639,912
Boise Cascade Co.	5,158	466,025
Builders FirstSource, Inc.(NON)	38,513	5,237,768
CF Industries Holdings, Inc.	7,922	549,945
Clearwater Paper Corp.(NON)	2,624	82,184
Commercial Metals Co.	1,397	73,566
Compagnie de Saint-Gobain (France)	23,079	1,403,494
Constellium SE (France)(NON)	23,984	412,525
Corteva, Inc.	108,715	6,229,369
CRH PLC (Ireland)	110,515	6,089,997
Dow, Inc.	10,944	582,877
DuPont de Nemours, Inc.	36,974	2,641,423
Eastman Chemical Co.	19,993	1,673,814
Eiffage SA (France)	6,188	645,389
Element Solutions, Inc.	29,194	560,525
Freeport-McMoRan, Inc. (Indonesia)	125,899	5,035,960
Glencore PLC (United Kingdom)	159,243	898,950
Holcim AG (Switzerland)	6,381	429,178
Innospec, Inc.	2,247	225,689
JFE Holdings, Inc. (Japan)	6,300	90,403
LightWave Logic, Inc.(NON)	18,085	126,052
Linde PLC	4,587	1,748,014
Minerals Technologies, Inc.	1,169	67,440
Misumi Group, Inc. (Japan)	4,700	94,068
Mueller Industries, Inc.	5,586	487,546
Nucor Corp.	3,742	613,613
NV5 Global, Inc.(NON)	660	73,108
Olin Corp.	10,310	529,831
Orion Engineered Carbons SA (Luxembourg)	4,391	93,177
PotlatchDeltic Corp.(R)	2,702	142,801
PPG Industries, Inc.	23,039	3,416,684
Rayonier Advanced Materials, Inc.(NON)	16,621	71,138
Reliance Steel & Aluminum Co.	2,282	619,768
Rio Tinto PLC (United Kingdom)	14,129	894,589
Sealed Air Corp.	14,373	574,920
Sherwin-Williams Co. (The)	12,496	3,317,938
Shin-Etsu Chemical Co., Ltd. (Japan)	48,600	1,615,308
Simpson Manufacturing Co., Inc.	1,373	190,161
South32, Ltd. (Australia)	107,714	271,656
Standex International Corp.	532	75,262
Steel Dynamics, Inc.	5,670	617,633
Sterling Construction Co., Inc.(NON)	5,361	299,144
TopBuild Corp.(NON)	3,559	946,765
Tronox Holdings PLC Class A	23,531	299,079
Tutor Perini Corp.(NON)	5,784	41,356
UFP Industries, Inc.	5,516	535,328
WestRock Co.	17,722	515,179
Weyerhaeuser Co.(R)	38,129	1,277,703
Yara International ASA (Norway)	11,903	420,291

		61,360,821
Building materials (0.1%)
AAON, Inc.	675	63,997
Apogee Enterprises, Inc.	1,645	78,088
Masonite International Corp.(NON)	1,135	116,269
Modine Manufacturing Co.(NON)	11,598	382,966
Owens Corning	5,201	678,731
PGT Innovations, Inc.(NON)	3,185	92,843

		1,412,894
Capital goods (3.4%)
Adient PLC(NON)	1,850	70,892
Aerojet Rocketdyne Holdings, Inc.(NON)	5,355	293,829
Aeva Technologies, Inc.(NON)	44,031	55,039
Alamo Group, Inc.	350	64,369
Albany International Corp. Class A	951	88,709
Allegion PLC (Ireland)	4,745	569,495
Allison Transmission Holdings, Inc.	11,952	674,810
American Axle & Manufacturing Holdings, Inc.(NON)	33,035	273,199
Applied Industrial Technologies, Inc.	2,077	300,812
Aptiv PLC(NON)	5,883	600,595
Astec Industries, Inc.	1,597	72,568
Astronics Corp.(NON)	4,579	90,939
Axon Enterprise, Inc.(NON)	1,474	287,607
BAE Systems PLC (United Kingdom)	118,466	1,394,688
Ball Corp.	28,257	1,644,840
Barnes Group, Inc.	1,937	81,722
Belden, Inc.	1,895	181,257
Berry Global Group, Inc.	9,398	604,667
Boeing Co. (The)(NON)	2,647	558,941
Caterpillar, Inc.	6,113	1,504,104
Comfort Systems USA, Inc.	463	76,025
Cummins, Inc.	2,384	584,461
Daikin Industries, Ltd. (Japan)	4,600	938,973
Dassault Aviation SA (France)	1,806	361,428
Deere & Co.	1,460	591,577
Donaldson Co., Inc.	9,227	576,780
Eaton Corp. PLC	2,886	580,375
Emerson Electric Co.	6,970	630,018
Encore Wire Corp.	1,358	252,493
Enovis Corp.(NON)	9,947	637,802
ESCO Technologies, Inc.	1,154	119,589
Fortive Corp.	7,440	556,289
Franklin Electric Co., Inc.	877	90,243
GEA Group AG (Germany)	16,107	673,335
General Dynamics Corp.	2,555	549,708
Gentherm, Inc.(NON)	1,159	65,495
GrafTech International, Ltd.	52,637	265,290
HEICO Corp.	3,479	615,574
Heritage-Crystal Clean, Inc.(NON)	2,255	85,216
Hillenbrand, Inc.	2,708	138,866
Honeywell International, Inc.	16,964	3,520,031
Hyster-Yale Materials Handling, Inc.	2,410	134,574
Ingersoll Rand, Inc.	46,839	3,061,397
ITT, Inc.	6,191	577,063
Jacobs Solutions, Inc.	16,148	1,919,836
Johnson Controls International PLC	101,079	6,887,524
Legrand SA (France)	6,696	663,446
LKQ Corp.	10,218	595,403
Lockheed Martin Corp.	1,187	546,471
Mitsubishi Heavy Industries, Ltd. (Japan)	24,600	1,150,887
MYR Group, Inc.(NON)	822	113,715
NGK Insulators, Ltd. (Japan)	28,200	337,342
nLight, Inc.(NON)	4,873	75,142
Nordson Corp.	2,373	588,931
Northrop Grumman Corp.	7,936	3,617,229
O-I Glass, Inc.(NON)	18,994	405,142
Otis Worldwide Corp.	6,752	600,996
Parker Hannifin Corp.	1,772	691,151
Powell Industries, Inc.	534	32,355
Prysmian SpA (Italy)	31,502	1,315,875
Raytheon Technologies Corp.	41,023	4,018,613
Republic Services, Inc.	4,107	629,069
Rheinmetall AG (Germany)	1,940	530,926
Ryerson Holding Corp.	9,153	397,057
Shyft Group, Inc. (The)	2,810	61,989
Standard Motor Products, Inc.	869	32,605
Stoneridge, Inc.(NON)	3,411	64,297
Terex Corp.	7,780	465,477
Tetra Tech, Inc.	3,639	595,850
Textron, Inc.	8,530	576,884
Titan International, Inc.(NON)	7,236	83,069
Titan Machinery, Inc.(NON)	3,226	95,167
TransDigm Group, Inc.	3,519	3,146,584
Valmont Industries, Inc.	3,377	982,876
Vertiv Holdings Co.	35,854	888,104
Vinci SA (France)	23,293	2,703,896
Waste Connections, Inc.	11,790	1,685,145
Waste Management, Inc.	3,545	614,774
Watts Water Technologies, Inc. Class A	518	95,172
WESCO International, Inc.	4,643	831,376
Zurn Elkay Water Solutions Corp.	12,948	348,172

		63,484,231
Commercial and consumer services (2.6%)
Arrowhead Pharmaceuticals, Inc.(NON)	9,122	325,291
Automatic Data Processing, Inc.	28,649	6,296,764
Barrett Business Services, Inc.	725	63,220
Booking Holdings, Inc.(NON)	4,144	11,190,167
Cintas Corp.	1,703	846,527
Compass Group PLC (United Kingdom)	48,661	1,360,824
CoStar Group, Inc.(NON)	24,828	2,209,692
Ecolab, Inc.	3,244	605,622
Expedia Group, Inc.(NON)	6,697	732,585
Experian PLC (United Kingdom)	28,895	1,107,504
Forrester Research, Inc.(NON)	1,054	30,661
Franklin Covey Co.(NON)	1,710	74,693
Gartner, Inc.(NON)	6,574	2,302,938
Global Payments, Inc.	5,667	558,313
Green Dot Corp. Class A(NON)	3,415	63,997
Huron Consulting Group, Inc.(NON)	782	66,400
Jardine Matheson Holdings, Ltd. (Hong Kong)	5,800	294,181
Laureate Education, Inc.	26,620	321,836
LiveRamp Holdings, Inc.(NON)	14,511	414,434
Mastercard, Inc. Class A	24,456	9,618,545
PayPal Holdings, Inc.(NON)	104,938	7,002,513
Pitney Bowes, Inc.	41,698	147,611
RE/MAX Holdings, Inc. Class A	3,396	65,407
SP Plus Corp.(NON)	1,999	78,181
StoneCo., Ltd. Class A (Brazil)(NON)	27,706	352,974
TechnoPro Holdings, Inc. (Japan)	19,800	429,425
Toast, Inc. Class A(NON)	25,164	567,951
WEX, Inc.(NON)	3,194	581,532
Worldline SA/France (France)(NON)	27,282	997,299

		48,707,087
Communication services (1.4%)
American Tower Corp.(R)	35,345	6,854,809
AT&T, Inc.	230,448	3,675,646
Cambium Networks Corp.(NON)	3,300	50,226
Charter Communications, Inc. Class A(NON)	6,295	2,312,594
Comcast Corp. Class A	64,272	2,670,502
Crown Castle, Inc.(R)	4,784	545,089
EchoStar Corp. Class A(NON)	8,871	153,823
Iridium Communications, Inc.	1,173	72,867
KDDI Corp. (Japan)	42,600	1,316,589
Liberty Latin America, Ltd. Class C (Chile)(NON)	33,840	291,701
SBA Communications Corp.(R)	2,439	565,263
T-Mobile US, Inc.(NON)	20,522	2,850,506
Telstra Group, Ltd. (Australia)	313,577	900,016
Verizon Communications, Inc.	105,562	3,925,851

		26,185,482
Communications equipment (—%)
Motorola Solutions, Inc.	2,027	594,479
Viavi Solutions, Inc.(NON)	6,994	79,242

		673,721
Computers (5.6%)
A10 Networks, Inc.	19,245	280,785
Adeia, Inc.	18,192	200,294
Agilysys, Inc.(NON)	2,253	154,646
Amplitude, Inc. Class A(NON)	6,789	74,679
Apple, Inc.	395,907	76,794,081
Avid Technology, Inc.(NON)	9,184	234,192
Calix, Inc.(NON)	8,471	422,788
Cisco Systems, Inc./Delaware	116,135	6,008,825
CommVault Systems, Inc.(NON)	5,744	417,129
Dropbox, Inc. Class A(NON)	25,566	681,845
Elastic NV(NON)	8,411	539,313
Enfusion, Inc. Class A(NON)	8,446	94,764
Extreme Networks, Inc.(NON)	19,642	511,674
Fortinet, Inc.(NON)	9,075	685,979
Fujitsu, Ltd. (Japan)	9,500	1,224,806
MongoDB, Inc.(NON)	2,483	1,020,488
MSCI, Inc.	5,678	2,664,628
NetApp, Inc.	8,394	641,302
NetScout Systems, Inc.(NON)	2,637	81,615
OneSpan, Inc.(NON)	4,811	71,395
PDF Solutions, Inc.(NON)	1,840	82,984
Phreesia, Inc.(NON)	6,605	204,821
Pure Storage, Inc. Class A(NON)	23,370	860,483
Qualys, Inc.(NON)	3,078	397,585
Rapid7, Inc.(NON)	7,731	350,060
RingCentral, Inc. Class A(NON)	20,528	671,881
Smartsheet, Inc. Class A(NON)	18,402	704,061
Snowflake, Inc. Class A(NON)	3,421	602,028
Super Micro Computer, Inc.(NON)	2,653	661,260
Synopsys, Inc.(NON)	18,232	7,938,395
Vimeo, Inc.(NON)	29,742	122,537
Weave Communications, Inc.(NON)	8,398	93,302
Yext, Inc.(NON)	20,345	230,102

		105,724,727
Conglomerates (0.6%)
AMETEK, Inc.	31,111	5,036,249
General Electric Co.	5,122	562,652
Marubeni Corp. (Japan)	86,900	1,484,581
Mitsubishi Corp. (Japan)	32,300	1,565,713
Mitsui & Co., Ltd. (Japan)	43,300	1,629,223
SPX Technologies, Inc.(NON)	2,852	242,334

		10,520,752
Consumer (0.3%)
LVMH Moet Hennessy Louis Vuitton SA (France)	5,274	4,966,557
Pandora A/S (Denmark)	7,776	694,239
Signet Jewelers, Ltd.	5,333	348,032

		6,008,828
Consumer staples (5.3%)
A-Mark Precious Metals, Inc.	3,283	122,899
ACCO Brands Corp.	13,751	71,643
Airbnb, Inc. Class A(NON)	4,896	627,471
Albertsons Cos., Inc. Class A	25,910	565,356
Altria Group, Inc.	33,568	1,520,630
Asahi Group Holdings, Ltd. (Japan)	38,300	1,484,623
Auto Trader Group PLC (United Kingdom)	68,835	533,614
Bloomin' Brands, Inc.	4,142	111,378
Brink's Co. (The)	4,699	318,733
Cal-Maine Foods, Inc.	1,282	57,690
Cargurus, Inc.(NON)	13,446	304,283
Carlsberg A/S Class B (Denmark)	1,188	189,861
Chipotle Mexican Grill, Inc.(NON)	1,407	3,009,573
CK Hutchison Holdings, Ltd. (Hong Kong)	345,500	2,114,778
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	29,700	315,041
Coca-Cola Co. (The)	205,831	12,395,143
Coca-Cola Consolidated, Inc.	600	381,612
Coca-Cola Europacific Partners PLC (Spain)	27,155	1,749,597
Coca-Cola HBC AG (Italy)	33,756	1,005,304
Coles Group, Ltd. (Australia)	63,814	784,307
Colgate-Palmolive Co.	7,491	577,107
CoreCivic, Inc.(NON)	7,246	68,185
Costco Wholesale Corp.	9,964	5,364,418
Coursera, Inc.(NON)	6,016	78,328
Dave & Buster's Entertainment, Inc.(NON)	3,276	145,979
Diageo PLC (United Kingdom)	26,221	1,125,229
DoorDash, Inc. Class A(NON)	8,759	669,363
e.l.f. Beauty, Inc.(NON)	598	68,310
Etsy, Inc.(NON)	6,493	549,373
First Watch Restaurant Group, Inc.(NON)	6,923	116,999
Heidrick & Struggles International, Inc.	4,249	112,471
Hershey Co. (The)	14,168	3,537,749
Hostess Brands, Inc.(NON)	11,358	287,585
Hudson Technologies, Inc.(NON)	8,549	82,241
Imperial Brands PLC (United Kingdom)	59,034	1,303,408
Ingles Markets, Inc. Class A	1,690	139,679
Insperity, Inc.	535	63,644
Inter Parfums, Inc.	2,912	393,790
ITOCHU Corp. (Japan)	53,800	2,139,534
Itron, Inc.(NON)	5,825	419,983
John B. Sanfilippo & Son, Inc.	922	108,123
Kenvue, Inc.(NON)	47,411	1,252,599
Kerry Group PLC Class A (Ireland)	7,141	696,472
Keurig Dr Pepper, Inc.	94,852	2,966,022
Kforce, Inc.	1,058	66,294
Koninklijke Ahold Delhaize NV (Netherlands)	41,093	1,401,720
Korn Ferry	6,423	318,195
L'Oreal SA (France)	4,435	2,066,939
ManpowerGroup, Inc.	7,300	579,620
McDonald's Corp.	1,917	572,052
McDonald's Holdings Co. (Japan), Ltd. (Japan)	12,600	490,030
Mondelez International, Inc. Class A	31,292	2,282,438
Nestle SA (Switzerland)	25,487	3,063,964
Nissin Food Products Co., Ltd. (Japan)	8,100	669,033
PepsiCo, Inc.	9,671	1,791,263
Perdoceo Education Corp.(NON)	14,069	172,627
Philip Morris International, Inc.	85,882	8,383,801
Primo Water Corp.	16,651	208,804
Procter & Gamble Co. (The)	93,783	14,230,632
Recruit Holdings Co., Ltd. (Japan)	45,200	1,442,491
Resideo Technologies, Inc.(NON)	4,223	74,578
Resources Connection, Inc.	4,263	66,972
Sally Beauty Holdings, Inc.(NON)	21,565	266,328
Simply Good Foods Co. (The)(NON)	6,698	245,080
Sodexo SA (France)	4,109	452,185
TriNet Group, Inc.(NON)	4,610	437,812
Uber Technologies, Inc.(NON)	149,400	6,449,598
Udemy, Inc.(NON)	6,275	67,331
Unilever PLC (United Kingdom)	30,078	1,565,206
United Natural Foods, Inc.(NON)	3,713	72,589
USANA Health Sciences, Inc.(NON)	1,269	79,998
Vector Group, Ltd.	10,488	134,351
Veritiv Corp.	2,321	291,541
WH Group, Ltd. (Hong Kong)	625,500	332,409
Yakult Honsha Co., Ltd. (Japan)	23,800	1,507,953
ZOZO, Inc. (Japan)	3,400	70,369

		99,784,330
Electronics (4.1%)
Advanced Micro Devices, Inc.(NON)	25,159	2,865,862
Agilent Technologies, Inc.	2,387	287,037
Allied Motion Technologies, Inc.	1,629	65,062
Ambarella, Inc.(NON)	1,113	93,125
Broadcom, Inc.	11,179	9,697,000
CEVA, Inc.(NON)	2,925	74,734
Hamamatsu Photonics KK (Japan)	7,000	343,629
Hoya Corp. (Japan)	22,600	2,695,940
Keysight Technologies, Inc.(NON)	3,832	641,668
Lattice Semiconductor Corp.(NON)	7,159	687,765
MinebeaMitsumi, Inc. (Japan)	36,300	687,398
Murata Manufacturing Co., Ltd. (Japan)	11,800	677,082
nVent Electric PLC (United Kingdom)	29,650	1,532,016
NVIDIA Corp.	83,162	35,179,190
NXP Semiconductors NV	8,161	1,670,393
Qorvo, Inc.(NON)	5,757	587,387
Qualcomm, Inc.	96,848	11,528,786
Rambus, Inc.(NON)	7,729	495,970
Shimadzu Corp. (Japan)	15,100	467,483
STMicroelectronics NV (France)	27,463	1,365,475
Synaptics, Inc.(NON)	1,614	137,803
TDK Corp. (Japan)	31,600	1,223,591
Thales SA (France)	13,138	1,966,925
Trimble Inc.(NON)	5,475	289,847
TTM Technologies, Inc.(NON)	4,762	66,192
Vishay Intertechnology, Inc.	3,847	113,102
Vontier Corp.	46,875	1,509,844

		76,950,306
Energy (2.8%)
Alpha Metallurgical Resources, Inc.	2,727	448,210
APA Corp.	15,693	536,230
Arch Resources, Inc.	1,519	171,282
BP PLC (United Kingdom)	525,510	3,059,016
California Resources Corp.	7,822	354,258
Cheniere Energy, Inc.	22,900	3,489,044
Chevron Corp.	3,631	571,338
Chord Energy Corp.	2,673	411,107
Comstock Resources, Inc.	6,516	75,586
ConocoPhillips	42,443	4,397,519
CONSOL Energy, Inc.	3,683	249,744
Delek US Holdings, Inc.	1,588	38,033
Equinor ASA (Norway)	36,993	1,075,642
Exxon Mobil Corp.	156,122	16,744,085
Golar LNG, Ltd. (Norway)	14,299	288,411
Marathon Oil Corp.	127,453	2,933,968
Marathon Petroleum Corp.	26,376	3,075,442
Nabors Industries, Ltd.(NON)	1,095	101,868
NexTier Oilfield Solutions, Inc.(NON)	8,385	74,962
NOW, Inc.(NON)	22,092	228,873
OMV AG (Austria)	6,840	289,894
Par Pacific Holdings, Inc.(NON)	15,681	417,271
PBF Energy, Inc. Class A	11,415	467,330
Peabody Energy Corp.	3,391	73,449
Repsol SA (Spain)	78,892	1,147,539
Schlumberger, Ltd.	11,860	582,563
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	120,801	3,637,520
Shell PLC (London Exchange) (United Kingdom)	50,364	1,498,316
SM Energy Co.	9,795	309,816
SunCoke Energy, Inc.	14,110	111,046
Thermon Group Holdings, Inc.(NON)	4,641	123,451
TotalEnergies SE (France)	18,532	1,062,673
US Silica Holdings, Inc.(NON)	24,858	301,528
Valero Energy Corp.	28,104	3,296,600
Warrior Met Coal, Inc.	10,063	391,954
Weatherford International PLC(NON)	7,280	483,538

		52,519,106
Entertainment (0.2%)
Dolby Laboratories, Inc. Class A	6,935	580,321
Live Nation Entertainment, Inc.(NON)	21,288	1,939,550
Sony Group Corp. (Japan)	16,200	1,453,102

		3,972,973
Financials (8.6%)
3i Group PLC (United Kingdom)	53,734	1,329,698
Affiliated Managers Group, Inc.	3,742	560,888
Alexander & Baldwin, Inc.(R)	8,653	160,773
Allianz SE (Germany)	2,513	584,634
Ally Financial, Inc.	9,964	269,128
Amalgamated Financial Corp.	6,180	99,436
American Assets Trust, Inc.(R)	3,289	63,149
American Equity Investment Life Holding Co.	9,107	474,566
American Express Co.	5,480	954,616
American Financial Group, Inc.	4,736	562,400
American International Group, Inc.	136,059	7,828,835
Ameriprise Financial, Inc.	8,759	2,909,389
AMERISAFE, Inc.	1,489	79,393
Anywhere Real Estate, Inc.(NON)	25,834	172,571
Apartment Income REIT Corp.(R)	15,145	546,583
Apollo Global Management, Inc.	38,745	2,976,004
Apple Hospitality REIT, Inc.(R)	10,169	153,654
Argo Group International Holdings, Ltd. (Bermuda)	2,206	65,320
Armada Hoffler Properties, Inc.(R)	5,433	63,457
Associated Banc-Corp.	4,049	65,715
Assured Guaranty, Ltd.	34,860	1,945,188
AvalonBay Communities, Inc.(R)	3,103	587,305
Aviva PLC (United Kingdom)	132,167	663,351
AXA SA (France)	147,483	4,349,228
Axos Financial, Inc.(NON)	9,211	363,282
Banco Bilbao Vizcaya Argentaria SA (Spain)	207,976	1,595,867
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,256	49,767
Bank Hapoalim MB (Israel)	20,146	165,125
Bank Leumi Le-Israel BM (Israel)	116,931	870,397
Bank of America Corp.	194,417	5,577,824
Bank of Ireland Group PLC (Ireland)	192,749	1,837,844
Bank of New York Mellon Corp. (The)	12,955	576,757
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	3,585	98,086
Banner Corp.	6,598	288,135
Berkshire Hathaway, Inc. Class B(NON)	5,563	1,896,983
BGC Partners, Inc. Class A	67,287	298,081
Bread Financial Holdings, Inc.	2,296	72,071
BrightSpire Capital, Inc.(R)	25,605	172,322
Brixmor Property Group, Inc.(R)	44,342	975,524
Broadstone Net Lease, Inc.(R)	4,110	63,458
Camden Property Trust(R)	4,745	516,588
Capital One Financial Corp.	23,662	2,587,913
Cathay General Bancorp	8,842	284,624
Central Pacific Financial Corp.	4,434	69,658
Charles Schwab Corp. (The)	79,088	4,482,707
Chubb, Ltd.	2,862	551,107
Citigroup, Inc.	208,050	9,578,622
CNO Financial Group, Inc.	17,257	408,473
ConnectOne Bancorp, Inc.	4,662	77,343
Corebridge Financial, Inc.	32,613	575,946
Corporate Office Properties Trust(R)	2,896	68,780
Cushman & Wakefield PLC(NON)	19,137	156,541
Customers Bancorp, Inc.(NON)	7,473	226,133
DBS Group Holdings, Ltd. (Singapore)	54,200	1,267,323
Deutsche Boerse AG (Germany)	4,497	829,795
Discover Financial Services	33,748	3,943,454
DNB Bank ASA (Norway)	53,854	1,006,978
East West Bancorp, Inc.	11,313	597,213
Eastern Bankshares, Inc.	5,569	68,332
Employers Holdings, Inc.	2,161	80,843
Enova International, Inc.(NON)	2,103	111,711
Enterprise Financial Services Corp.	841	32,883
Equitable Holdings, Inc.	83,352	2,263,840
Equity Lifestyle Properties, Inc.(R)	8,243	551,374
Equity Residential(R)	8,759	577,831
Essent Group, Ltd.	9,870	461,916
Essential Properties Realty Trust, Inc.(R)	2,867	67,489
Eurazeo SE (France)	2,344	164,849
Euronext NV (France)	10,091	686,004
Fifth Third Bancorp	21,075	552,376
First BanCorp/Puerto Rico (Puerto Rico)	31,405	383,769
First Financial Corp./IN	1,737	56,400
First Industrial Realty Trust, Inc.(R)	10,218	537,876
Fulton Financial Corp.	2,653	31,624
Gaming and Leisure Properties, Inc.(R)	65,452	3,171,804
Genworth Financial, Inc. Class A(NON)	68,126	340,630
Gjensidige Forsikring ASA (Norway)	7,640	122,284
Goldman Sachs Group, Inc. (The)	22,705	7,323,270
Goodman Group (Australia)(R)	82,332	1,102,886
Granite Point Mortgage Trust, Inc.(R)	14,469	76,686
Hancock Whitney Corp.	8,394	322,162
Hanmi Financial Corp.	4,308	64,318
Healthpeak Properties, Inc.(R)	85,390	1,716,339
Heartland Financial USA, Inc.	5,558	154,901
Heritage Commerce Corp.	8,019	66,397
Hersha Hospitality Trust Class A(R)	9,902	60,303
Hilltop Holdings, Inc.	2,687	84,533
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	3,000	114,087
Hope Bancorp, Inc.	17,820	150,044
Horace Mann Educators Corp.	6,887	204,268
Independent Bank Corp./MI	3,516	59,631
Intercontinental Exchange, Inc.	5,178	585,528
International Bancshares Corp.	1,857	82,079
Investor AB Class B (Sweden)	72,225	1,444,118
Israel Discount Bank, Ltd. Class A (Israel)	74,698	370,820
Jackson Financial, Inc. Class A	10,559	323,211
Japan Exchange Group, Inc. (Japan)	78,500	1,373,267
Japan Post Holdings Co., Ltd. (Japan)	156,100	1,122,446
Jefferies Financial Group, Inc.	40,828	1,354,265
JPMorgan Chase & Co.	81,468	11,848,706
Julius Baer Group, Ltd. (Switzerland)	28,455	1,791,134
Kennedy-Wilson Holdings, Inc.	16,906	276,075
Ladder Capital Corp.(R)	6,451	69,993
Lloyds Banking Group PLC (United Kingdom)	2,425,966	1,342,997
London Stock Exchange Group PLC (United Kingdom)	15,744	1,672,771
Marcus & Millichap, Inc.	2,160	68,062
Marsh & McLennan Cos., Inc.	3,336	627,435
MetLife, Inc.	68,605	3,878,241
MFA Financial, Inc.(R)	6,292	70,722
MGIC Investment Corp.	54,597	862,087
Midland States Bancorp, Inc.	2,769	55,131
Mitsubishi UFJ Financial Group, Inc. (Japan)	272,600	2,012,159
Mizrahi Tefahot Bank, Ltd. (Israel)	12,118	403,116
Mr. Cooper Group, Inc.(NON)	8,576	434,289
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	743	278,578
Nasdaq, Inc.	10,218	509,367
National Australia Bank, Ltd. (Australia)	75,612	1,334,610
National Bank Holdings Corp. Class A	2,024	58,777
National Health Investors, Inc.(R)	1,436	75,275
National Retail Properties, Inc.	12,773	546,557
Navient Corp.	23,251	432,004
NMI Holdings, Inc. Class A(NON)	1,225	31,630
NN Group NV (Netherlands)	2,681	99,204
Nordea Bank ABP (Finland)	135,067	1,468,970
OceanFirst Financial Corp.	4,465	69,743
OFG Bancorp (Puerto Rico)	6,597	172,050
Open House Co., Ltd. (Japan)	3,200	115,438
Outfront Media, Inc.(R)	20,202	317,575
Pathward Financial, Inc.	5,794	268,610
Peapack-Gladstone Financial Corp.	2,175	58,899
PennyMac Financial Services, Inc.	2,321	163,190
Piedmont Office Realty Trust, Inc. Class A(R)	14,234	103,481
Piper Sandler Cos.	482	62,303
PNC Financial Services Group, Inc. (The)	26,763	3,370,800
Preferred Bank/Los Angeles CA	1,316	72,367
ProAssurance Corp.	5,312	80,158
Prologis, Inc.(R)	4,517	553,920
Prudential PLC (United Kingdom)	101,343	1,426,701
Public Storage(R)	2,099	612,656
QCR Holdings, Inc.	1,544	63,350
Regency Centers Corp.(R)	9,307	574,893
Reinsurance Group of America, Inc.	9,696	1,344,738
Retail Opportunity Investments Corp.(R)	17,176	232,048
Rithm Capital Corp.(R)	63,957	597,998
RMR Group, Inc. (The) Class A	2,622	60,752
S&T Bancorp, Inc.	2,414	65,637
Safehold, Inc.(R)	2,621	62,196
Sampo Oyj Class A (Finland)	24,640	1,105,601
SEI Investments Co.	4,289	255,710
Sekisui Chemical Co., Ltd. (Japan)	15,300	221,318
Simon Property Group, Inc.(R)	14,403	1,663,258
SiriusPoint, Ltd. (Bermuda)(NON)	6,624	59,815
SITE Centers Corp.(R)	5,584	73,820
SLM Corp.	31,543	514,782
SouthState Corp.	1,325	87,185
STAG Industrial, Inc.(R)	8,931	320,444
Star Holdings(NON)	4,048	59,384
State Street Corp.	16,905	1,237,108
StoneX Group, Inc.(NON)	3,440	285,795
Sunstone Hotel Investors, Inc.(R)	33,983	343,908
Synchrony Financial	19,129	648,856
Taylor Morrison Home Corp.(NON)	10,005	487,944
Terreno Realty Corp.(R)	1,029	61,843
TPG RE Finance Trust, Inc.(R)	10,515	77,916
TriCo Bancshares	1,881	62,449
TrustCo Bank Corp. NY	2,014	57,621
UBS Group AG (Switzerland)	77,602	1,568,860
UMB Financial Corp.	993	60,474
Universal Insurance Holdings, Inc.	4,111	63,433
Unum Group	12,840	612,468
Urban Edge Properties(R)	4,892	75,484
Vicinity, Ltd. (Australia)(R)	306,930	377,306
Virtu Financial, Inc. Class A	34,029	581,556
Virtus Investment Partners, Inc.	973	192,138
Visa, Inc. Class A	24,785	5,885,942
Vornado Realty Trust(R)	69,598	1,262,508
W.R. Berkley Corp.	9,423	561,234
Wells Fargo & Co.	103,133	4,401,716
WesBanco, Inc.	3,621	92,734
Westamerica Bancorp	5,117	195,981
Whitestone REIT(R)	7,036	68,249
Zurich Insurance Group AG (Switzerland)	1,147	544,506

		162,882,135
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	49,289	1,276,314
Boyd Gaming Corp.	8,942	620,307
DraftKings, Inc. Class A(NON)	22,689	602,847
Golden Entertainment, Inc.(NON)	3,242	135,516
International Game Technology PLC	14,349	457,590
La Francaise des Jeux SAEM (France)	4,931	193,921
Light & Wonder, Inc.(NON)	7,927	545,061
NeoGames SA (Israel)(NON)	2,691	70,289
Red Rock Resorts, Inc. Class A	8,059	377,000

		4,278,845
Health care (9.3%)
2seventy bio, Inc.(NON)	7,441	75,303
Abbott Laboratories	110,122	12,005,501
AbbVie, Inc.	32,166	4,333,726
ACADIA Pharmaceuticals, Inc.(NON)	14,924	357,430
Adaptive Biotechnologies Corp.(NON)	36,786	246,834
Addus HomeCare Corp.(NON)	709	65,724
Agenus, Inc.	59,731	95,570
Alkermes PLC(NON)	14,606	457,168
Allscripts Healthcare Solutions, Inc.(NON)	20,343	256,322
Amgen, Inc.	2,653	589,019
AMN Healthcare Services, Inc.(NON)	3,643	397,524
Amylyx Pharmaceuticals, Inc.(NON)	8,736	188,436
AngioDynamics, Inc.(NON)	7,736	80,686
Arcellx, Inc.(NON)	7,645	241,735
Arcturus Therapeutics Holdings, Inc.(NON)	11,973	343,386
Arvinas, Inc.(NON)	2,864	71,084
AstraZeneca PLC (United Kingdom)	33,635	4,816,704
AstraZeneca PLC (Rights) (United Kingdom)(NON)(F)	2,325	7,115
AstraZeneca PLC ADR (United Kingdom)	54,743	3,917,957
AtriCure, Inc.(NON)	5,132	253,316
Avanos Medical, Inc.(NON)	5,691	145,462
Axonics, Inc.(NON)	664	33,512
Becton, Dickinson and Co.	2,325	613,823
Bio-Rad Laboratories, Inc. Class A(NON)	1,482	561,856
BioCryst Pharmaceuticals, Inc.(NON)	7,973	56,130
Biohaven, Ltd.(NON)	4,608	110,223
bioMerieux (France)	2,533	265,677
Boston Scientific Corp.(NON)	12,098	654,381
Bristol-Myers Squibb Co.	67,393	4,309,782
Cardinal Health, Inc.	45,783	4,329,698
Castle Biosciences, Inc.(NON)	3,013	41,338
Catalyst Pharmaceuticals, Inc.(NON)	5,534	74,377
Cigna Corp.	21,405	6,006,243
Cogent Biosciences, Inc.(NON)	5,792	68,577
Computer Programs and Systems, Inc.(NON)	2,238	55,256
Corcept Therapeutics, Inc.(NON)	3,564	79,299
CVS Health Corp.	79,784	5,515,468
Danaher Corp.	20,788	4,989,120
Dexcom, Inc.(NON)	20,168	2,591,790
Dyne Therapeutics, Inc.(NON)	7,084	79,695
Edwards Lifesciences Corp.(NON)	7,227	681,723
Elevance Health, Inc.	11,908	5,290,605
Eli Lilly and Co.	35,223	16,518,883
Enanta Pharmaceuticals, Inc.(NON)	5,574	119,284
Exelixis, Inc.(NON)	28,160	538,138
FibroGen, Inc.(NON)	17,165	46,346
Fulgent Genetics, Inc.(NON)	4,860	179,966
GE HealthCare Technologies, Inc.	3,808	309,362
Geron Corp.(NON)	30,666	98,438
Glaukos Corp.(NON)	1,934	137,720
GlaxoSmithKline PLC (United Kingdom)	96,528	1,702,537
HCA Healthcare, Inc.	10,914	3,312,181
HealthEquity, Inc.(NON)	1,142	72,106
Hologic, Inc.(NON)	7,117	576,263
Humana, Inc.	1,058	473,064
IDEXX Laboratories, Inc.(NON)	2,370	1,190,285
IGM Biosciences, Inc.(NON)	5,492	50,691
Illumina, Inc.(NON)	1,361	255,174
ImmunoGen, Inc.(NON)	4,664	88,010
Inari Medical, Inc.(NON)	1,122	65,233
Incyte Corp.(NON)	10,367	645,346
Inspire Medical Systems, Inc.(NON)	1,862	604,480
Intercept Pharmaceuticals, Inc.(NON)	17,402	192,466
Intuitive Surgical, Inc.(NON)	10,145	3,468,981
Ipsen SA (France)	2,735	328,885
IQVIA Holdings, Inc.(NON)	11,560	2,598,342
Johnson & Johnson	3,461	572,865
Karuna Therapeutics, Inc.(NON)	2,223	482,058
Karyopharm Therapeutics, Inc.(NON)	27,826	49,809
Keros Therapeutics, Inc.(NON)	1,435	57,658
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	7,758	109,233
Kodiak Sciences, Inc.(NON)	9,887	68,220
Lantheus Holdings, Inc.(NON)	5,690	477,505
Ligand Pharmaceuticals, Inc.(NON)	486	35,041
LivaNova PLC (United Kingdom)(NON)	6,124	314,957
Lonza Group AG (Switzerland)	1,647	981,520
McKesson Corp.	13,497	5,767,403
Medpace Holdings, Inc.(NON)	493	118,404
Medtronic PLC	6,616	582,870
Merck & Co., Inc.	122,707	14,159,160
Merck KGaA (Germany)	8,412	1,391,104
Mettler-Toledo International, Inc.(NON)	408	535,149
Molina Healthcare, Inc.(NON)	1,935	582,899
Nevro Corp.(NON)	2,498	63,499
NextGen Healthcare, Inc.(NON)	9,840	159,605
Novartis AG (Switzerland)	26,495	2,664,153
Novo Nordisk A/S Class B (Denmark)	28,939	4,662,642
Olympus Corp. (Japan)	39,200	620,492
Ono Pharmaceutical Co., Ltd. (Japan)	30,700	556,646
Option Care Health, Inc.(NON)	12,626	410,219
OraSure Technologies, Inc.(NON)	18,195	91,157
Orthofix Medical, Inc. (Netherlands)(NON)	4,104	74,118
Pacific Biosciences of California, Inc.(NON)	7,516	99,963
Pfizer, Inc.	78,951	2,895,923
PTC Therapeutics, Inc.(NON)	8,641	351,429
RadNet, Inc.(NON)	5,053	164,829
RAPT Therapeutics, Inc.(NON)	3,862	72,219
Reata Pharmaceuticals, Inc. Class A(NON)	697	71,066
Regeneron Pharmaceuticals, Inc.(NON)	7,523	5,405,577
ResMed, Inc.	2,728	596,068
Rigel Pharmaceuticals, Inc.(NON)	47,072	60,723
Roche Holding AG (Switzerland)	8,322	2,542,950
Sabra Health Care REIT, Inc.(R)	17,072	200,937
Sangamo Therapeutics, Inc.(NON)	65,741	85,463
Sanofi (France)	38,034	4,075,566
Schrodinger, Inc.(NON)	2,161	107,877
SI-BONE, Inc.(NON)	2,519	67,963
Sonic Healthcare, Ltd. (Australia)	36,116	859,042
Sonova Holding AG (Switzerland)	1,269	337,719
STAAR Surgical Co.(NON)	4,736	248,972
Sutro Biopharma, Inc.(NON)	12,979	60,352
Teladoc Health, Inc.(NON)	22,339	565,623
Thermo Fisher Scientific, Inc.	7,267	3,791,558
TransMedics Group, Inc.(NON)	4,760	399,745
UnitedHealth Group, Inc.	17,914	8,610,185
Vertex Pharmaceuticals, Inc.(NON)	21,440	7,544,950
Viatris, Inc.	29,285	292,264
Vir Biotechnology, Inc.(NON)	14,271	350,068
Zimmer Biomet Holdings, Inc.	4,272	622,003

		174,996,176
Homebuilding (0.7%)
Beazer Homes USA, Inc.(NON)	7,221	204,282
Hovnanian Enterprises, Inc. Class A(NON)	1,369	135,818
KB Home	1,495	77,306
M/I Homes, Inc.(NON)	4,610	401,946
NVR, Inc.(NON)	134	850,983
PulteGroup, Inc.	81,010	6,292,857
Skyline Champion Corp.(NON)	5,883	385,042
Toll Brothers, Inc.	43,881	3,469,671
TRI Pointe Homes, Inc.(NON)	13,425	441,146

		12,259,051
Household furniture and appliances (—%)
Rational AG (Germany)	217	156,992

		156,992
Leisure (—%)
MasterCraft Boat Holdings, Inc.(NON)	2,871	87,996

		87,996
Lodging/Tourism (0.3%)
Bluegreen Vacations Holding Corp.	2,051	73,118
Hilton Worldwide Holdings, Inc.	16,568	2,411,472
Host Hotels & Resorts, Inc.(R)	32,086	540,007
InterContinental Hotels Group PLC (United Kingdom)	12,621	870,997
Marriott International, Inc./MD Class A	3,241	595,339
MGM Resorts International	13,691	601,309
Ryman Hospitality Properties, Inc.(R)	4,860	451,591

		5,543,833
Media (0.9%)
FactSet Research Systems, Inc.	1,470	588,956
Informa PLC (United Kingdom)	111,586	1,028,845
Netflix, Inc.(NON)	28,247	12,442,521
Sinclair, Inc.	3,864	53,400
Universal Music Group NV (Netherlands)	106,063	2,355,227
Walt Disney Co. (The)(NON)	5,943	530,591

		16,999,540
Publishing (0.1%)
Wolters Kluwer NV (Netherlands)	11,003	1,396,353

		1,396,353
Retail (3.8%)
Amazon.com, Inc.(NON)	223,106	29,084,099
AutoZone, Inc.(NON)	1,888	4,707,464
Bath & Body Works, Inc.	15,692	588,450
BJ's Wholesale Club Holdings, Inc.(NON)	22,683	1,429,256
BlueLinx Holdings, Inc.(NON)	1,876	175,931
Buckle, Inc. (The)	2,075	71,795
Caleres, Inc.	10,464	250,404
Crocs, Inc.(NON)	1,184	133,129
Dillard's, Inc. Class A	1,145	373,591
GMS, Inc.(NON)	4,790	331,468
Group 1 Automotive, Inc.	440	113,564
Home Depot, Inc. (The)	9,751	3,029,051
Industria de Diseno Textil SA (Spain)	40,982	1,585,756
JD Sports Fashion PLC (United Kingdom)	448,879	832,311
Lowe's Cos., Inc.	2,828	638,280
Lululemon Athletica, Inc. (Canada)(NON)	10,788	4,083,259
Movado Group, Inc.	2,400	64,392
Murphy USA, Inc.	645	200,666
Nike, Inc. Class B	29,948	3,305,361
O'Reilly Automotive, Inc.(NON)	6,196	5,919,039
Pan Pacific International Holdings Corp. (Japan)	49,300	883,446
Tapestry, Inc.	12,555	537,354
Target Corp.	17,589	2,319,989
TJX Cos., Inc. (The)	6,935	588,019
Vista Outdoor, Inc.(NON)	2,263	62,617
Walmart, Inc.	63,849	10,035,786

		71,344,477
Semiconductor (0.6%)
AIXTRON SE (Germany)	16,936	574,561
Applied Materials, Inc.	22,369	3,233,215
ASML Holding NV (Netherlands)	4,213	3,047,962
Axcelis Technologies, Inc.(NON)	2,921	535,507
KLA Corp.	1,817	881,281
Lam Research Corp.	945	607,503
MaxLinear, Inc. Class A(NON)	10,938	345,203
Renesas Electronics Corp. (Japan)(NON)	60,200	1,139,272

		10,364,504
Software (5.8%)
Adobe, Inc.(NON)	17,312	8,465,395
Atlassian Corp. Class A(NON)	3,086	517,862
Autodesk, Inc.(NON)	2,920	597,461
Cadence Design Systems, Inc.(NON)	54,959	12,888,985
Domo, Inc. Class B(NON)	18,436	270,272
HubSpot, Inc.(NON)	1,130	601,262
Intapp, Inc.(NON)	6,425	269,272
Intuit, Inc.	7,336	3,361,282
Manhattan Associates, Inc.(NON)	3,559	711,373
Microsoft Corp.	198,339	67,542,363
Oracle Corp.	87,013	10,362,378
PROS Holdings, Inc.(NON)	6,436	198,229
ROBLOX Corp. Class A(NON)	15,692	632,388
Square Enix Holdings Co., Ltd. (Japan)	16,600	772,936
Squarespace, Inc. Class A(NON)	10,714	337,920
TIS, Inc. (Japan)	9,800	245,544
Wix.com, Ltd. (Israel)(NON)	16,605	1,299,175
Workday, Inc. Class A(NON)	3,012	680,381

		109,754,478
Technology services (4.5%)
Accenture PLC Class A	12,121	3,740,298
Alphabet, Inc. Class A(NON)	192,497	23,041,891
Alphabet, Inc. Class C(NON)	116,035	14,036,754
Capgemini SE (France)	3,672	695,395
CSG Systems International, Inc.	4,872	256,949
DocuSign, Inc.(NON)	11,187	571,544
eBay, Inc.	111,383	4,977,706
Fidelity National Information Services, Inc.	49,903	2,729,694
GoDaddy, Inc. Class A(NON)	7,390	555,211
HealthStream, Inc.	3,312	81,343
Integral Ad Science Holding Corp.(NON)	3,346	60,161
Leidos Holdings, Inc.	25,314	2,239,783
Meta Platforms, Inc. Class A(NON)	75,963	21,799,862
Palo Alto Networks, Inc.(NON)	20,136	5,144,949
Salesforce, Inc.(NON)	16,978	3,586,772
Spotify Technology SA (Sweden)(NON)	3,646	585,365
Western Union Co. (The)	46,719	548,014
Zebra Technologies Corp. Class A(NON)	2,055	607,931

		85,259,622
Textiles (0.2%)
Asics Corp. (Japan)	29,000	897,355
Capri Holdings, Ltd.(NON)	14,873	533,792
Hermes International (France)	784	1,702,447
Kontoor Brands, Inc.	1,838	77,380
PRADA SpA (Italy)	72,400	485,154

		3,696,128
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The)(NON)	6,068	83,010

		83,010
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	50,900	1,177,794
Nintendo Co., Ltd. (Japan)	53,200	2,419,950

		3,597,744
Transportation (1.1%)
A.P. Moeller-Maersck A/S Class B (Denmark)	84	147,417
ArcBest Corp.	2,363	233,464
Ardmore Shipping Corp. (Ireland)	6,635	81,942
Arlo Technologies, Inc.(NON)	17,691	193,009
Canadian National Railway Co. (Canada)	8,299	1,004,964
Canadian Pacific Kansas City, Ltd. (Canada)	25,972	2,097,758
Covenant Logistics Group, Inc.	1,851	81,129
CSX Corp.	131,552	4,485,923
Daseke, Inc.(NON)	9,017	64,291
Delta Air Lines, Inc.(NON)	15,145	719,993
Deutsche Lufthansa AG (Germany)(NON)	31,372	321,073
Deutsche Post AG (Germany)	25,656	1,252,254
Dorian LPG, Ltd.	5,086	130,456
FedEx Corp.	16,629	4,122,329
Hub Group, Inc. Class A(NON)	3,125	251,000
InPost SA (Poland)(NON)	32,516	352,544
Kongsberg Gruppen ASA (Norway)	3,736	169,926
Matson, Inc.	4,643	360,900
Nippon Yusen (Japan)	24,500	544,452
Norfolk Southern Corp.	2,606	590,937
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	180,983	750,476
Safe Bulkers, Inc. (Monaco)	19,488	63,531
Scorpio Tankers, Inc.	4,971	234,780
SITC International Holdings Co., Ltd. (Hong Kong)	33,000	60,566
Southwest Airlines Co.	72,013	2,607,591
Teekay Corp. (Bermuda)(NON)	14,763	89,169
Union Pacific Corp.	2,738	560,250

		21,572,124
Utilities and power (1.7%)
AES Corp. (The)	26,897	557,575
ALLETE, Inc.	4,472	259,242
Ameren Corp.	37,364	3,051,518
American Electric Power Co., Inc.	6,910	581,822
Black Hills Corp.	1,108	66,768
Chesapeake Utilities Corp.	1,794	213,486
Clearway Energy, Inc. Class A	2,174	58,698
Constellation Energy Corp.	62,545	5,725,995
Dominion Energy, Inc.	10,469	542,190
DTE Energy Co.	4,837	532,167
Duke Energy Corp.	5,969	535,658
E.ON SE (Germany)	111,343	1,419,091
Edison International	8,141	565,392
Enel SpA (Italy)	198,030	1,332,846
Eversource Energy	7,635	541,474
Exelon Corp.	75,889	3,091,718
FirstEnergy Corp.	14,338	557,461
National Guel Gas co.	10,127	520,123
New Jersey Resources Corp.	2,329	109,929
NextEra Energy, Inc.	7,883	584,919
Northwest Natural Holding Co.	4,181	179,992
NRG Energy, Inc.	98,830	3,695,253
Otter Tail Corp.	1,193	94,199
PNM Resources, Inc.	8,328	375,593
Portland General Electric Co.	3,074	143,955
PPL Corp.	10,773	285,054
Public Service Enterprise Group, Inc.	8,850	554,099
RWE AG (Germany)	29,078	1,265,072
SJW Group	2,048	143,585
Southern Co. (The)	7,869	552,797
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	13,140	15,111
Tokyo Gas Co., Ltd. (Japan)	54,800	1,197,250
Unitil Corp.	1,497	75,913
Vistra Corp.	83,986	2,204,610
WEC Energy Group, Inc.	6,292	555,206
Xcel Energy, Inc.	9,055	562,949

		32,748,710

Total common stocks (cost $906,846,840)		$1,304,830,610

CORPORATE BONDS AND NOTES (15.0%)(a)
		Principal amount	Value
Basic materials (1.2%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$400,000	$417,468
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		75,000	67,514
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		320,000	309,685
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		205,000	207,342
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		180,000	153,225
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	75,913
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		210,000	185,850
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		222,000	219,295
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		265,000	239,557
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	109,285
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	95,716
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		355,000	339,809
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		271,000	273,350
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		310,000	307,867
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,697,000	1,688,222
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		300,000	259,967
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		200,000	202,000
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,008,000	872,583
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		396,000	381,931
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	73,457
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		295,000	262,521
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		260,000	250,666
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	244,933
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	98,125
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		330,000	337,425
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	196,881
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		335,000	327,628
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		210,000	195,813
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	324,053
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		668,000	546,976
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	150,000	143,290
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$150,000	129,376
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		155,000	135,537
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		260,000	201,500
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		200,000	184,154
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		252,000	201,182
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	433,499
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		195,000	165,994
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		145,000	109,294
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		180,000	152,747
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	492,140
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		99,000	66,131
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		173,000	137,091
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	63,243
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	118,259
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$220,000	192,577
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		330,000	275,616
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		185,000	170,755
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		275,000	273,215
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	147,861
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	568,750
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	41,131
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		210,000	186,628
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	110,000	105,009
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		$143,000	132,341
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		675,000	592,498
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	219,981
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	105,000	89,854
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$200,000	195,060
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	188,058
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		260,000	199,225
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		390,000	348,272
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		325,000	272,300
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		570,000	537,257
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		275,000	231,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		245,000	113,313
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		290,000	241,000
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		260,000	265,802
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		795,000	497,421
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		396,000	263,499
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		1,002,000	940,306
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	791,175
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	174,419
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		39,000	43,521
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,226,000	1,137,031
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		245,000	240,100
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		270,000	221,211

			21,894,680
Capital goods (1.0%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		140,000	141,400
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	101,373
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		350,000	329,819
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	164,422
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		170,000	151,635
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland)(PIK)		200,000	162,029
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	175,000	141,534
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$225,000	178,199
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	228,202
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29		20,000	19,800
Ball Corp. company guaranty sr. unsec. notes 3.125%, 9/15/31		280,000	229,950
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		43,000	41,334
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		296,000	255,331
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		809,000	729,504
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		1,388,000	1,273,918
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		215,000	150,682
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		85,000	84,781
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		200,000	198,653
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	285,671
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		175,000	185,677
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	144,088
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		140,000	139,510
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	192,047
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$130,000	130,814
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		335,000	289,775
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	155,066
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		620,000	613,025
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		230,000	227,413
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		140,000	124,598
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		240,000	219,267
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	44,703
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		530,000	442,672
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		315,000	268,100
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		140,000	142,526
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		740,000	646,768
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	454,274
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	273,089
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		135,000	106,847
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		415,000	395,429
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		312,000	299,875
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		75,000	66,022
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		375,000	303,716
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		470,000	373,189
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		1,165,000	1,086,455
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	253,191
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		320,000	275,883
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		295,000	298,688
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		20,000	20,033
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		135,000	128,551
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33		120,000	121,640
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		1,015,000	977,582
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		80,000	80,800
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		155,000	161,200
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		285,000	255,334
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		520,000	462,948
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		225,000	218,764
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		170,000	140,405
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		235,000	218,475
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		180,000	177,661
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		235,000	221,652
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	209,917
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		205,000	182,359
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		260,000	260,650
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	255,000	248,037
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$325,000	292,816
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		92,000	80,181
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		497,000	457,123
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		105,000	97,335
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		465,000	474,326

			18,508,733
Communication services (1.4%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	151,021
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	141,975
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		724,000	600,361
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		413,000	356,213
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		844,000	767,846
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		788,000	730,042
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		333,000	299,487
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		2,055,000	1,438,635
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		804,000	631,523
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,045,000	922,407
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		253,000	245,954
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		165,000	131,745
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		180,000	162,737
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		860,000	735,372
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		160,000	129,435
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		731,000	608,689
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		702,000	659,963
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	550,784
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		250,000	245,162
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		327,000	206,624
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		189,000	119,748
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		557,000	423,913
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		307,000	253,390
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		451,000	414,093
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		591,000	549,548
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		450,000	419,422
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		591,000	552,386
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		385,000	337,049
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		187,000	177,630
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		285,000	134,568
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	520,949
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		135,000	82,750
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		235,000	109,121
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		210,000	156,195
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	92,250
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		400,000	241,772
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		266,000	233,528
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,563,000	1,433,104
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		315,000	289,095
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		170,000	166,154
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		129,250	131,141
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		385,000	247,888
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		478,000	506,677
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,315,000	1,052,051
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		119,000	109,631
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		1,318,000	1,247,625
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		75,000	73,652
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		155,000	131,015
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		21,000	20,843
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		660,000	649,930
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		328,000	357,555
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,130,000	943,106
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		1,017,000	739,583
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		508,000	424,146
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		815,000	752,223
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		2,323,000	2,239,381
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		360,000	316,250
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		510,000	417,563

			26,782,900
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.882%, perpetual maturity		100,000	100,000

			100,000
Consumer cyclicals (2.0%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		295,000	254,806
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		458,000	423,650
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		328,000	281,735
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		345,000	254,577
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL sr. notes Ser. REGS, 3.625%, 6/1/28	EUR	130,000	113,089
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		$1,555,000	1,463,036
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		246,000	206,888
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		120,000	84,375
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		270,000	246,067
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		225,000	192,075
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	21,767
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		65,000	57,696
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		300,000	227,603
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		125,000	112,465
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		255,000	258,397
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		29,000	30,784
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		240,000	231,693
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		95,000	83,648
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		170,000	111,636
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		320,000	320,800
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		820,000	679,142
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		536,000	472,474
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		524,000	510,566
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		410,000	366,275
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		300,000	301,272
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		225,000	196,472
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		370,000	374,375
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		60,000	56,700
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		30,000	31,826
Carnival Corp. 144A notes 10.50%, 2/1/26		150,000	157,682
Carnival Corp. 144A notes 9.875%, 8/1/27		110,000	114,580
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		420,000	386,648
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		45,000	49,218
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		190,000	163,533
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		310,000	287,913
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		30,000	30,461
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		245,000	232,444
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		255,000	224,302
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		220,000	172,700
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		1,056,000	925,398
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,680,000	1,579,307
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		420,000	367,819
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		365,000	341,633
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		60,000	59,550
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		125,000	114,375
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		150,000	122,919
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		265,000	230,793
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	63,997
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		635,000	420,870
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		172,000	166,168
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		115,000	115,863
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		425,000	396,278
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		190,000	184,316
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		272,000	271,302
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		763,000	747,219
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		467,807	311,643
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,275,000	1,226,539
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		18,000	14,653
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		95,000	95,831
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	101,850
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		285,000	237,975
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		265,000	236,449
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		170,000	140,633
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		792,000	768,441
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		490,000	405,475
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		225,000	219,782
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	120,639
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		120,000	104,984
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		30,000	26,733
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	85,790
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		285,000	239,398
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		215,000	185,866
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		215,000	189,164
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	92,020
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		345,000	298,939
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	307,264
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		100,000	67,379
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		85,000	70,125
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		962,000	775,106
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		110,000	106,975
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		85,000	80,538
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		435,000	399,335
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	769,499
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$135,000	139,428
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		845,000	825,073
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		578,000	580,141
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		154,000	140,505
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	193,117
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		870,000	835,627
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		155,000	140,694
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 4.25%, 1/15/29		15,000	12,605
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		175,000	155,995
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		128,000	121,841
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		322,000	290,048
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		265,000	247,798
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	105,837
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		325,000	304,460
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		70,000	65,975
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		185,000	138,419
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		140,000	141,798
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		255,000	271,680
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		160,000	151,698
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		55,000	50,487
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		91,000	79,304
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	85,479
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		95,000	87,624
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		188,000	148,052
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25		60,000	53,257
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		170,000	149,600
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	375,469
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	109,413
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		500,000	429,633
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		120,000	94,486
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	104,967
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	93,088
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	187,554
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		275,000	212,655
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	204,185
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		120,000	82,257
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		315,000	281,161
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	180,000	174,029
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	72,454
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		120,000	114,366
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	18,625
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	264,160
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		160,000	134,800
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		325,000	291,710
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	354,920
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	350,410
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		205,000	197,825
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		175,000	161,578
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	111,196
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		165,000	157,791
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		130,000	129,025
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		325,000	314,128
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		100,000	95,212
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		195,000	169,870
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		345,000	251,850
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	494,604
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		2,001,000	1,774,638
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		695,000	648,273
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		165,000	149,531
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		295,000	279,440
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		200,000	199,000
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		210,000	188,201

			38,361,248
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		415,000	355,171
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		230,000	212,330
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		160,000	147,715
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		220,000	208,451
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	203,390
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		803,000	767,500
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		314,000	295,958
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	231,430
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	219,717
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	940,156
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		260,000	222,777
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		196,000	170,543
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		354,000	404,536
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	462,297
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	132,859
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		50,000	43,875
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		150,000	127,656
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	229,955
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	120,600
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		730,000	633,264
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33		480,000	485,671
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53		86,000	87,775
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		1,174,000	1,183,309
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		911,000	749,347
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		194,000	182,860
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		882,000	846,822
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		355,000	317,269
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		111,000	102,943
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		210,000	172,607
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	42,825
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		943,000	866,240
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		1,545,000	1,503,478
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		120,000	112,722
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		415,000	233,438
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		265,000	265,000
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		145,000	132,755
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		80,000	76,037

			13,491,278
Energy (1.1%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		130,000	131,844
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	110,593
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		250,000	203,125
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		255,000	232,894
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		695,000	661,541
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		77,000	73,666
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		875,000	823,853
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		220,000	217,560
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		440,000	415,304
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		85,000	89,146
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		370,000	364,450
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		219,000	215,290
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		175,000	154,086
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		25,000	20,566
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		215,000	213,146
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		130,000	131,469
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		260,000	263,588
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		240,000	208,361
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	187,564
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		190,000	180,625
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		295,000	313,078
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	195,345
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	136,174
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		330,000	310,051
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		370,000	335,807
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		771,000	754,176
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		57,000	56,715
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		365,000	353,204
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		165,000	172,760
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	23,537
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		125,000	115,624
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	201,217
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		95,000	82,888
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	265,613
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		450,000	426,375
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		260,000	247,127
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		205,000	198,383
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		190,000	180,791
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		60,000	60,924
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		705,000	694,841
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		185,000	199,839
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		397,000	433,460
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		105,000	103,565
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		715,000	700,822
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	219,842
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		75,000	74,028
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		45,000	40,323
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		400,000	362,357
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		360,000	342,261
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		162,000	158,517
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		97,000	97,146
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		188,000	142,947
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		540,000	479,874
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		690,000	631,350
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		460,000	454,227
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		480,000	442,778
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		260,000	246,419
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		156,000	153,549
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		1,240,000	1,180,963
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		100,000	97,125
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		195,000	190,068
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		240,000	230,400
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		100,000	97,719
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		545,000	480,328
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		240,000	223,969
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		535,000	503,790
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	399,014
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		200,000	176,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		155,000	141,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		480,000	443,587
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		174,688	172,286
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		90,000	91,913
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		100,000	101,500
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		190,000	196,888
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	225,307
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	109,813
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		200,000	174,718
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		255,000	257,083
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		115,000	116,798
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	67,180

			20,984,685
Financials (4.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	192,890
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,245,000	1,018,533
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		900,000	824,260
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		215,000	204,735
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		252,000	209,321
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		490,000	460,544
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,272,000	1,100,315
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		330,000	310,200
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		807,000	837,763
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		442,000	410,321
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		312,000	249,012
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	85,783
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	186,127
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		870,000	753,801
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		504,000	467,266
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		280,000	242,785
Athene Global Funding 144A notes 1.985%, 8/19/28		905,000	726,243
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	195,574
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	377,156
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,109,111
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	582,700
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		320,000	317,280
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		30,000	29,917
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,328,000	2,078,357
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		672,000	562,619
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		2,112,000	1,806,023
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 6.312%, 9/15/26		125,000	123,009
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,572,000	1,657,857
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		555,000	527,236
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		812,000	565,052
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		176,000	160,510
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		270,000	200,349
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		375,000	287,456
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	191,930
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		1,000,000	990,480
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		432,000	414,549
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,934,000	1,365,814
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		441,000	369,338
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,674,000	2,499,901
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		609,000	577,092
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		415,000	355,062
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		440,000	420,124
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		336,000	325,298
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		705,000	667,661
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	198,657
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	176,250
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,285,000	1,191,033
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		246,000	225,236
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		402,000	361,525
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	222,560
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	309,167
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,260,832
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		395,000	345,099
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		600,000	569,735
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,491,000	1,342,764
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	133,090
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,124,000	1,081,748
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		245,000	240,178
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		1,137,000	1,121,636
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		445,000	440,103
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		385,000	315,556
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		515,000	500,853
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	222,161
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		218,000	212,553
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		185,000	170,294
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		125,000	108,227
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,157,000	1,097,197
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33		87,000	88,430
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		329,000	266,096
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		336,000	271,291
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		148,000	144,879
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		70,000	67,908
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	123,134
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		109,000	84,257
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		2,554,000	2,412,229
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		360,000	306,604
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		150,000	161,332
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		220,000	223,034
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		140,000	144,564
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		410,000	408,916
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	62,796
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		781,000	550,615
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		215,000	195,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		280,000	241,472
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	90,356
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		597,000	421,607
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		297,000	228,943
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		182,000	177,203
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		810,000	603,683
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		69,000	68,841
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		1,256,000	1,171,221
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 6.321%, 5/15/47		758,000	635,507
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		127,000	111,779
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,388,000	1,963,193
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28		140,000	133,173
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,616,000	2,452,398
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		136,000	130,930
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	294,322
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		185,000	150,560
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	61,379
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		330,000	286,741
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	424,984
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		393,000	369,583
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		393,000	381,746
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	314,022
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	550,914
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		3,065,000	2,861,409
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		965,000	913,693
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53		87,000	89,078
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		230,000	230,332
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		78,000	78,307
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		345,000	283,399
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		195,000	170,809
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		395,000	390,640
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		305,000	248,233
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		105,000	103,162
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	113,192
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		315,000	267,796
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		155,000	126,416
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		230,000	217,350
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		355,000	317,086
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		1,380,000	1,269,439
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		236,000	200,025
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		106,000	95,508
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	78,560
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		690,000	511,966
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		1,420,000	1,407,021
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		965,000	890,340
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		540,000	498,473
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		640,000	615,115
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	530,918
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		1,227,000	897,534
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		235,000	233,238
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		658,000	623,017
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		263,000	241,259
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		173,000	152,309
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		3,960,000	3,389,180
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		509,000	497,339
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		160,000	150,677
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)		78,000	72,503
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		359,000	240,666

			74,666,114
Health care (1.2%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		26,000	26,065
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		640,000	622,221
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		260,000	1,950
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		552,000	494,330
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		40,000	40,316
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		81,000	81,254
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		740,000	740,030
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		794,000	735,118
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		185,000	118,437
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		340,000	202,368
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		166,000	157,829
Becton, Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		982,000	795,603
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		205,000	170,826
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		240,000	220,905
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		110,000	95,150
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	92,006
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	112,021
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	21,031
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	79,311
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	96,850
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		165,000	103,046
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	267,827
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,415,000	1,305,863
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		20,786	20,866
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		249,366	230,155
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		333,000	258,845
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		260,000	252,270
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		285,000	292,725
Fortrea Holdings, Inc. 144A company guaranty sr. notes 7.50%, 7/1/30		25,000	25,599
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		230,000	232,818
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		116,000	111,902
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	223,944
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	243,075
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		115,000	100,803
HCA, Inc. 144A company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		815,000	707,427
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		65,000	64,657
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		515,000	524,008
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		330,000	294,423
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		169,000	28,508
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		44,000	43,205
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		805,000	683,487
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		94,000	90,470
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		355,000	298,782
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		540,000	469,294
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	164,863
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,430,000	1,290,084
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	61,611
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		240,000	213,007
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		265,000	240,424
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		125,000	103,799
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		187,000	194,420
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		263,000	262,009
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		950,000	933,747
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		568,000	536,276
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,057,169
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	301,510
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		177,000	167,708
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		190,000	158,897
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		220,000	188,327
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		485,000	463,018
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		775,000	754,842
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		190,000	171,651
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	295,710
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		200,000	209,250
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	206,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		890,000	807,320
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		512,000	439,298
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,373,000	1,316,103
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		565,000	493,616
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		616,000	591,027
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		242,000	225,434

			23,625,240
Technology (1.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		680,000	413,640
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		670,000	620,137
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		259,000	174,968
Apple, Inc. sr. unsec. notes 4.00%, 5/10/28		975,000	959,160
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		2,007,000	1,905,949
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		600,000	535,401
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		680,000	591,731
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		150,000	129,278
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	65,058
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		783,000	746,662
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		2,010,000	1,856,759
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		107,000	80,866
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		170,000	168,094
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		405,000	359,278
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		345,000	298,425
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		740,000	658,882
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		100,000	93,197
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		84,000	78,294
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		165,000	131,997
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		415,000	357,869
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		115,000	115,193
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		480,000	417,459
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		500,000	499,613
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		463,000	402,596
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		256,000	243,055
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		1,818,000	1,352,533
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		85,000	58,798
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		2,165,000	2,031,839
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		120,000	115,398
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		249,000	214,735
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		125,000	124,375
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		85,000	64,270
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		440,000	338,989
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		450,000	392,790
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,875,000	1,443,533
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		215,000	205,187
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		525,000	441,656
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		629,000	426,617
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		627,000	440,781
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		665,000	568,902
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		720,000	570,067
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		300,000	255,000
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		455,000	378,840
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		295,000	250,971
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		170,000	157,205
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		755,000	649,369

			22,385,416
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		230,000	223,325
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		230,000	227,859
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		1,315,000	1,182,010
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		480,000	412,519
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		310,000	300,914
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		216,000	199,084
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		255,000	240,683
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	82,005
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	85,510
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		490,000	465,646

			3,419,555
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28		230,000	225,845
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		320,000	285,821
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		481,000	388,785
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,094,000	1,043,197
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		195,000	161,252
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		123,000	104,423
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		110,000	81,400
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	54,166
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		135,000	120,957
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	46,354
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		50,000	41,354
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	21,092
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	138,626
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		255,000	216,118
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		835,000	677,292
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		980,000	904,802
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		210,000	228,941
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		860,000	798,765
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		308,000	306,804
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	205,500
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	678,410
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		518,000	499,574
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,308,000	1,180,219
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		86,000	85,534
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		113,000	107,065
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,550,000	1,185,857
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		417,000	365,074
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,680,000	1,423,087
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		185,000	190,483
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		680,000	670,385
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		75,000	75,503
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		265,000	239,754
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33		580,000	562,065
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		430,000	431,617
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		180,000	173,945
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		730,000	562,454
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		80,000	75,438
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	179,212
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	620,907
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	100,761
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		99,000	84,564
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		1,000,000	983,913
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		300,000	268,888
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	164,026
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		280,000	281,718
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		95,000	88,824
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	87,250
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		387,000	342,950
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		151,000	145,837
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		180,000	173,204
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		155,000	145,053

			18,225,065

Total corporate bonds and notes (cost $312,902,047)			$282,444,914

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$626,849	$648,153
5.00%, 5/20/49	18,197	18,023
4.70%, with due dates from 5/20/67 to 8/20/67	91,319	89,191
4.639%, 6/20/67	51,508	50,075
4.552%, 3/20/67	60,597	58,731
4.50%, TBA, 7/1/53	10,000,000	9,648,644
4.50%, with due dates from 5/15/47 to 5/20/49	358,025	348,536
4.00%, TBA, 7/1/53	7,000,000	6,618,695
3.00%, TBA, 7/1/53	24,000,000	21,440,491
3.00%, with due dates from 8/20/49 to 4/20/51	16,225,072	14,608,610

		53,529,149
U.S. Government Agency Mortgage Obligations (22.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	472,445	483,893
6.00%, 5/1/53	999,120	1,010,147
5.50%, 5/1/53	997,631	995,477
4.00%, 9/1/45	143,965	138,695
3.00%, with due dates from 2/1/47 to 1/1/48	9,555,742	8,534,013
2.50%, with due dates from 8/1/50 to 8/1/51	7,204,560	6,121,942
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	3,703,618	3,792,025
4.50%, 5/1/49	4,226	4,113
4.00%, 1/1/57	722,073	682,099
4.00%, with due dates from 6/1/48 to 4/1/49	7,594,595	7,215,355
3.50%, 6/1/56	1,307,491	1,197,456
3.50%, with due dates from 4/1/52 to 5/1/52	5,527,562	5,071,875
3.00%, with due dates from 4/1/46 to 11/1/48	11,796,231	10,573,300
2.50%, with due dates from 7/1/50 to 8/1/51	37,364,686	31,809,066
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/53	8,000,000	8,068,123
5.50%, TBA, 8/1/53	29,000,000	28,861,774
5.00%, TBA, 8/1/53	28,000,000	27,442,190
4.00%, TBA, 8/1/53	1,000,000	939,062
3.50%, TBA, 8/1/53	15,000,000	13,678,124
2.50%, TBA, 8/1/53	25,000,000	21,216,793
2.50%, TBA, 7/1/53	44,000,000	37,307,204
3.00%, TBA, 7/1/53	30,000,000	26,320,320
3.50%, TBA, 7/1/53	16,000,000	14,579,376
4.00%, TBA, 7/1/53	2,000,000	1,876,796
4.50%, TBA, 7/1/53	12,000,000	11,536,872
5.00%, TBA, 7/1/53	69,000,000	67,601,135
5.50%, TBA, 7/1/53	58,000,000	57,719,048
6.00%, TBA, 7/1/53	8,000,000	8,070,624
2.50%, TBA, 7/1/38	25,000,000	22,750,003

		425,596,900

Total U.S. government and agency mortgage obligations (cost $494,927,646)		$479,126,049

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40(i)	$116,000	$121,212

Total U.S. treasury obligations (cost $121,212)		$121,212

MORTGAGE-BACKED SECURITIES (4.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.8%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	$3,304,863	$630,260
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 4.896%, 4/15/37	34,697	40,384
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,686,306	991,627
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	6,017,061	1,353,526
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	5,725,223	1,107,029
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	64,995	12,963
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,591,702	966,689
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	4,927,319	968,857
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	5,095,625	901,540
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	3,620,625	616,147
REMICs Ser. 5167, IO, 3.00%, 11/25/51	7,546,164	1,199,463
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.857%, 4/15/44	5,290,888	477,888
REMICs Ser. 3391, PO, zero %, 4/15/37	2,590	2,132
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	4,135	3,150
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	4,274,329	760,189
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	7,923,957	931,557
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	7,761,177	856,834
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	6,973,025	917,227
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.00%, 9/25/47	5,167,299	554,429
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	8,032	6,676
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	882	700
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	149,848	30,344
Ser. 13-14, IO, 3.50%, 12/20/42	264,386	26,026
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	7,252,825	1,058,187
Ser. 16-H16, Class EI, IO, 2.238%, 6/20/66(WAC)	2,049,432	70,910
Ser. 15-H26, Class EI, IO, 1.735%, 10/20/65(WAC)	1,599,765	67,990
FRB Ser. 16-H16, Class LI, IO, 0.066%, 7/20/66(WAC)	12,764,972	468,390

		15,021,114
Commercial mortgage-backed securities (1.6%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.077%, 5/15/53(WAC)	5,216,824	248,044
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (ICE LIBOR USD 1 Month + 1.10%), 6.293%, 5/15/36 (Cayman Islands)	450,000	441,870
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 6.237%, 11/17/38 (Cayman Islands)	393,329	378,579
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.289%, 4/15/37	570,937	555,236
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	93,657	65
BANK FRB Ser. 17-BNK8, Class B, 4.088%, 11/15/50(WAC)	501,000	408,746
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.703%, 8/15/52(WAC)	10,561,921	706,269
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.742%, 2/15/54(WAC)	5,198,882	448,007
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	437,000	375,783
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.311%, 5/15/38 (Cayman Islands)	827,000	799,957
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	169,000	142,697
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	141,073	126,007
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	873,000	811,278
Ser. 16-P4, Class AS, 3.075%, 7/10/49	798,000	708,624
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.257%, 3/11/47(WAC)	598,000	556,165
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.032%, 11/10/46(WAC)	976,000	891,778
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47(WAC)	392,000	342,528
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47(WAC)	346,000	327,016
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	409,779
FRB Ser. 14-UBS6, Class C, 4.582%, 12/10/47(WAC)	500,000	409,504
FRB Ser. 15-LC21, Class B, 4.471%, 7/10/48(WAC)	476,000	389,987
FRB Ser. 15-LC19, Class C, 4.355%, 2/10/48(WAC)	855,000	734,840
FRB Ser. 14-CR19, Class XA, IO, 1.083%, 8/10/47(WAC)	5,003,887	33,282
FRB Ser. 14-UBS6, Class XA, IO, 0.98%, 12/10/47(WAC)	5,146,079	40,680
FRB Ser. 13-CR11, Class XA, IO, 0.939%, 8/10/50(WAC)	1,037,606	156
FRB Ser. 14-LC17, Class XA, IO, 0.809%, 10/10/47(WAC)	4,103,227	23,397
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 7/10/46(WAC)	788,834	714,279
FRB Ser. 13-CR13, Class D, 5.032%, 11/10/46(WAC)	537,000	448,041
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.047%, 1/15/49(WAC)	3,039,706	1
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.393%, 4/15/50(WAC)	1,318,000	1,077,436
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	399,000	363,378
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	442,000	401,943
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,061,054
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	501,040
FRB Ser. 20-C19, Class XA, IO, 1.224%, 3/15/53(WAC)	10,484,492	564,490
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.893%, 4/15/50(WAC)	501,000	293,833
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.575%, 12/15/49(WAC)	1,264,000	919,985
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.538%, 8/10/44(WAC)	1,358,187	1,177,942
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.223%, 1/10/47(WAC)	560,000	308,000
FRB Ser. 14-GC22, Class C, 4.842%, 6/10/47(WAC)	767,000	618,341
FRB Ser. 14-GC22, Class XA, IO, 1.089%, 6/10/47(WAC)	4,158,967	18,567
FRB Ser. 14-GC24, Class XA, IO, 0.826%, 9/10/47(WAC)	8,228,535	46,903
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.569%, 8/10/43(WAC)	530,000	417,459
FRB Ser. 13-GC14, Class B, 4.708%, 8/10/46(WAC)	436,000	417,548
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.698%, 9/15/47(WAC)	370,000	308,966
FRB Ser. 14-C23, Class C, 4.629%, 9/15/47(WAC)	682,400	599,837
FRB Ser. 13-C12, Class B, 4.165%, 7/15/45(WAC)	42,232	40,818
FRB Ser. 13-C12, Class C, 4.165%, 7/15/45(WAC)	755,000	660,597
Ser. 16-C1, Class AS, 3.97%, 3/17/49	455,000	421,235
FRB Ser. 15-C33, Class XA, IO, 1.053%, 12/15/48(WAC)	4,672,045	80,924
FRB Ser. 14-C25, Class XA, IO, 0.952%, 11/15/47(WAC)	6,020,224	45,597
FRB Ser. 14-C19, Class XA, IO, 0.719%, 4/15/47(WAC)	3,352,339	4,110
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.182%, 12/15/46(WAC)	591,000	563,078
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	490,570	462,363
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	18,514	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.227%, 2/15/47(WAC)	699,000	681,182
FRB Ser. 14-C17, Class C, 4.638%, 8/15/47(WAC)	1,106,000	1,039,279
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	331,000	322,709
FRB Ser. 15-C24, Class B, 4.469%, 5/15/48(WAC)	375,000	348,398
FRB Ser. 14-C17, Class XA, IO, 1.182%, 8/15/47(WAC)	2,777,174	12,108
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.673%, 11/15/45(WAC)	491,000	411,409
FRB Ser. 13-C9, Class D, 4.023%, 5/15/46(WAC)	441,000	362,565
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class C, 4.016%, 11/15/49(WAC)	975,000	718,655
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.408%, 8/9/37 (Cayman Islands)	463,000	438,127
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	4
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.257%, 6/16/36	155,264	147,501
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.452%, 11/15/48(WAC)	320,459	194
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.435%, 7/15/46(WAC)	501,000	349,828
FRB Ser. 14-LC16, Class XA, IO, 1.212%, 8/15/50(WAC)	7,620,775	38,789
FRB Ser. 16-LC25, Class XA, IO, 0.97%, 12/15/59(WAC)	9,881,395	219,427
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	412,000	149,326
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.141%, 3/15/45(WAC)	1,149,000	922,050
FRB Ser. 14-C22, Class XA, IO, 0.927%, 9/15/57(WAC)	20,508,447	122,251
FRB Ser. 13-C14, Class XA, IO, 0.559%, 6/15/46(WAC)	509,246	5
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44(WAC)	257,303	57,572
Ser. 11-C4, Class E, 4.992%, 6/15/44(WAC)	138,000	101,516
FRB Ser. 12-C9, Class D, 4.876%, 11/15/45(WAC)	198,920	183,390
FRB Ser. 13-C15, Class D, 4.584%, 8/15/46(WAC)	599,000	150,173

		29,624,497
Residential mortgage-backed securities (non-agency) (1.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.34%, 5/25/47	1,122,732	612,525
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	87,826	80,789
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	131,353	119,281
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 5.75%, 9/25/45	96,544	88,691
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 7.10%, 8/25/35	218,124	212,971
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.65%, 10/25/29 (Bermuda)	306,189	306,655
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.067%, 8/25/69	566,101	526,036
Ser. 21-C, Class A1, 1.62%, 3/1/61	433,431	392,280
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	500,000	433,634
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,666,000	1,555,019
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.439%, 5/25/35(WAC)	139,237	135,016
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	4,808	4,693
Countrywide Alternative Loan Trust
FRB Ser. 06-24CB, Class A19, (ICE LIBOR USD 1 Month + 0.50%), 5.65%, 8/25/36	371,716	171,233
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.53%, 8/25/46	789,376	652,095
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.50%, 12/25/35	838,161	552,463
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 5.337%, 2/20/47	429,567	332,920
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.916%, 6/25/46	432,518	366,632
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 4.048%, 11/20/35	178,223	158,589
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	259,093	237,725
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	271,197	248,801
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.85%, 11/25/28 (Bermuda)	357,894	359,399
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 10.15%, 12/25/28	460,380	491,960
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.85%, 4/25/28	374,583	394,819
Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.85%, 3/25/28	97,260	100,822
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (ICE LIBOR USD 1 Month + 4.25%), 9.40%, 11/25/23	271,620	275,312
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.70%, 8/25/29	405,347	421,814
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (ICE LIBOR USD 1 Month + 2.35%), 7.50%, 4/25/30	156,127	158,079
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.017%, 6/25/42	711,324	724,201
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.867%, 10/25/50	59,420	60,273
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.717%, 7/25/42	680,173	691,226
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.55%, 2/25/47	164,867	166,509
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.367%, 8/25/33	669,879	670,298
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.367%, 8/25/42	68,105	68,517
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.267%, 5/25/42	356,561	358,789
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.217%, 9/25/42	44,027	44,294
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.167%, 3/25/42	8,585	8,602
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (ICE LIBOR USD 1 Month + 1.95%), 7.10%, 10/25/49	2,272	2,277
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.067%, 6/25/43	48,000	48,150
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.067%, 4/25/42	136,117	136,457
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 7.05%, 1/25/50	49,847	49,986
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.917%, 1/25/42	281,000	271,988
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.367%, 2/25/42	301,282	299,587
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 6.15%, 2/25/47	1,528,424	1,518,562
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.067%, 1/25/42	92,584	91,084
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.917%, 9/25/41	146,131	141,890
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.867%, 10/25/41	403,956	402,487
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 12.10%, 8/25/28	476,314	502,397
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.90%, 8/25/28	585,731	629,102
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 11.15%, 9/25/28	398,963	420,224
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 11.05%, 10/25/28	81,728	87,040
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.85%, 4/25/28	801,174	853,250
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.70%, 4/25/28	660,547	689,973
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.45%, 10/25/28	9,825	10,446
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 10.15%, 11/25/24	3,449	3,478
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 9.60%, 1/25/29	738,874	776,485
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 9.55%, 1/25/24	12,881	13,088
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 9.50%, 5/25/29	469,899	495,376
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.40%, 4/25/29	325,451	341,558
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.40%, 1/25/29	880,045	918,875
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.80%, 9/25/29	95,000	98,459
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 8.70%, 7/25/29	385,398	399,682
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 8.05%, 7/25/24	67,276	68,244
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.95%, 2/25/30	106,000	107,325
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.50%, 1/25/31	174,895	177,300
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.20%), 7.35%, 8/25/30	7,294	7,438
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.40%, 7/25/29	47,164	47,173
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.067%, 4/25/42	901,000	897,748
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.017%, 6/25/42	215,041	220,072
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.817%, 5/25/42	62,263	63,452
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.617%, 7/25/42	78,036	79,139
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.567%, 9/25/42	216,367	217,585
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.55%, 4/25/31	8,429	8,456
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%), 7.45%, 8/25/31	2,987	2,987
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 7.30%, 11/25/39	114,070	114,509
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 7.30%, 9/25/31	2,452	2,455
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 7.20%, 1/25/40	237,873	239,084
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.167%, 3/25/42	276,887	278,144
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.067%, 3/25/42	156,112	156,549
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.267%, 1/25/42	136,771	136,045
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.067%, 12/25/41	182,018	181,061
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.967%, 11/25/41	72,844	72,575
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.917%, 12/25/41	8,864	8,808
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.817%, 10/25/41	25,353	25,284
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	719,910	691,200
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	422,404	367,018
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	177,421	171,460
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	439,876	438,371
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	390,294	382,838
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	293,508	288,808
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.95%, 2/25/34	436,586	423,924
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	660,181	651,628
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.975%, 8/25/34	148,053	134,132
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.159%, 8/26/47(WAC)	93,887	89,813
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 6.05%, 1/25/48	215,364	209,273
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (ICE LIBOR USD 1 Month + 1.55%), 6.70%, 7/25/28 (Bermuda)	18,033	18,058
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 6.20%, 10/25/34	304,549	292,026
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	839,133
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	214,000	158,852
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	757,000	625,185
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 6.00%, 5/25/47	467,173	380,543
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	260,000	257,562
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	251,322
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 6.11%, 7/25/45	153,712	139,540
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 5.95%, 8/25/45	123,150	116,239
FRB Ser. 07-HY2, Class 1A1, 3.768%, 12/25/36(WAC)	326,522	293,361

		31,716,582

Total mortgage-backed securities (cost $81,820,702)		$76,362,193

COLLATERALIZED LOAN OBLIGATIONS (1.3%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.343%, 4/23/34 (Cayman Islands)	$331,000	$324,961
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 6.36%, 4/15/34 (Cayman Islands)	591,000	583,222
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.386%, 1/21/35 (Cayman Islands)	554,000	542,190
AGL CLO 5, Ltd. 144A FRB Ser. 21-5A, Class A1R, (ICE LIBOR USD 3 Month + 1.16%), 6.41%, 7/20/34 (Cayman Islands)	500,000	490,767
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34	350,000	343,897
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.405%, 10/25/32 (Cayman Islands)	400,000	392,842
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.426%, 4/15/35 (Cayman Islands)	250,000	245,158
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.039%, 7/24/36 (Jersey)(FWC)	496,000	496,000
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 6.40%, 10/20/34 (Cayman Islands)	500,000	491,738
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 6.855%, 4/20/36 (Cayman Islands)	476,000	473,709
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.523%, 11/22/34 (Cayman Islands)	1,004,000	975,303
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 10/15/34 (Cayman Islands)	518,000	509,420
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.33%, 7/15/31 (Cayman Islands)	877,000	866,508
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 6.36%, 4/20/32 (Cayman Islands)	871,000	859,707
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	350,000	344,480
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.50%, 7/15/36	478,000	469,117
Elmwood CLO 18, Ltd. 144A FRB Ser. 22-5A, Class A, (CME Term SOFR 3 Month + 2.00%), 6.986%, 7/17/33 (Cayman Islands)	358,000	358,023
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.857%, 4/16/36 (Cayman Islands)	500,000	498,430
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-9A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.32%, 1/20/33 (Cayman Islands)	500,000	492,723
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.49%, 10/15/31 (Cayman Islands)	498,107	495,090
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.63%, 4/15/33 (Cayman Islands)	850,000	840,776
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (ICE LIBOR USD 3 Month + 1.22%), 6.47%, 4/20/34 (Cayman Islands)	250,000	244,756
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.17%), 6.443%, 7/28/34	300,000	290,963
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (ICE LIBOR USD 3 Month + 1.24%), 6.495%, 7/25/34 (Cayman Islands)	400,000	394,327
Juniper Valley Park CLO, LLC 144A FRB Ser. 23-1A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.005%, 7/20/35	500,000	499,733
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), zero %, 7/16/36 (Cayman Islands)(FWC)	400,000	400,000
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 6.33%, 4/20/31 (Cayman Islands)	978,000	961,564
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.673%, 10/22/30 (Cayman Islands)	500,000	486,989
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.58%, 4/15/32 (Cayman Islands)	545,000	537,941
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.55%, 1/15/35 (Cayman Islands)	250,000	242,290
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.61%, 4/15/31 (Cayman Islands)	307,000	302,623
Neuberger Berman Loan Advisers CLO 34, Ltd. 144A FRB Ser. 22-34A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 6.288%, 1/20/35 (Cayman Islands)	355,000	349,418
Neuberger Berman Loan Advisers CLO 47, Ltd. 144A FRB Ser. 22-47A, Class A, (CME Term SOFR 3 Month + 1.30%), 6.29%, 4/14/35 (Cayman Islands)	350,000	342,640
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 6.29%, 7/20/32 (Cayman Islands)	599,000	590,104
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 7.321%, 5/15/32 (Cayman Islands)	1,178,000	1,149,510
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 6.64%, 1/20/34 (Cayman Islands)	500,000	491,312
Regatta XIX Funding, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 6.368%, 4/20/35 (Cayman Islands)	350,000	341,355
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 6.38%, 4/15/36 (Cayman Islands)	431,000	423,215
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.684%, 8/13/31 (Jersey)	350,000	345,163
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (ICE LIBOR USD 3 Month + 1.21%), 6.46%, 7/20/32 (Cayman Islands)	350,000	343,302
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 7/15/34 (Cayman Islands)	508,000	487,724
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	758,000	736,128
Steele Creek CLO, Ltd. 144A FRB Ser. 17-1A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 6.51%, 10/15/30 (Cayman Islands)	475,174	469,662
TCW Gem CLO, Ltd. 144A FRB Ser. 23-1A, Class A1N, (CME Term SOFR 3 Month + 2.07%), 6.861%, 4/28/36 (Cayman Islands)	308,000	307,678
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 6.32%, 7/15/31 (Cayman Islands)	539,000	532,274
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 7/15/32 (Cayman Islands)	300,000	293,998
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.95%, 1/20/29 (Cayman Islands)	600,000	583,102
Voya CLO, Ltd. 144A FRB Ser. 18-1A, Class AAR2, (CME Term SOFR 3 Month + 1.25%), 6.233%, 4/18/31 (Cayman Islands)	744,201	737,210
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.58%, 10/20/33	452,000	445,289
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.75%, 7/15/32	900,000	888,005

Total collateralized loan obligations (cost $25,390,506)		$25,312,336

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	200,000	$153,770
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	250,000	206,264
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$630,000	489,038
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		446,000	395,198
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		970,000	856,025
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		360,000	351,873
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		750,000	656,116
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		310,000	270,863
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		550,000	533,500
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		238,000	202,274
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		560,000	563,313
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		278,000	270,251
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		262,000	256,459
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)		670,000	617,026
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,320,000	1,295,451
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		730,000	716,422
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		400,000	421,808
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		880,000	791,780
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		750,000	622,500
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		205,000	196,544
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		245,000	238,263
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	173,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		970,000	877,850
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		287,000	268,345
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		430,000	353,746
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	1,046,962
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		354,000	360,605
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		260,000	258,610

Total foreign government and agency bonds and notes (cost $14,441,278)			$13,443,856

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Basic materials (—%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.242%, 12/7/29	$36,900	$36,946
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.16%, 8/15/26	25,000	24,899
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.75%), 8.953%, 11/23/27	252,734	237,317
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.104%, 2/4/26	157,002	148,760
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.453%, 10/15/28	95,000	94,090
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.347%, 4/3/28	95,000	94,010
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.318%, 4/3/28	266,885	263,966

		899,988
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.467%, 4/1/28	110,847	110,755
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	154,606	151,243
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.50%, 6/1/28	279,018	271,763
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.602%, 7/31/27	117,916	116,752
Vertiv Group Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.75%), 8.019%, 3/2/27	393,575	391,729

		1,042,242
Communication services (—%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.788%, 7/31/27	117,717	111,178
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.217%, 7/22/27	382,736	373,753

		484,931
Consumer cyclicals (0.1%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 8.218%, 4/22/26	214,651	167,136
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	257,326	245,286
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.703%, 2/20/29	101,143	101,293
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.23%), 8.447%, 5/1/26	151,572	130,807
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.95%, 9/21/28	189,002	184,593
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.754%, 4/15/28	134,454	118,756
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.004%, 4/11/29	155,000	136,090
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.953%, 1/29/28	401,002	399,667
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.342%, 2/28/27	125,000	27,500
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.203%, 6/30/28	58,516	46,345
White Cap Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.853%, 10/19/27	190,155	188,201

		1,745,674
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.953%, 11/18/29	160,000	135,333
Brand Industrial Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.417%, 6/21/24	459,777	453,359
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.203%, 12/15/27	143,016	141,899
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.523%, 12/17/28	343,940	280,311
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.467%, 3/19/28	227,843	227,843

		1,238,745
Energy (—%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 9.288%, 5/27/28	279,300	278,602

		278,602
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.341%, 6/8/30	30,396	30,451

		30,451
Health care (—%)
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.829%, 4/22/27	131,300	93,223

		93,223
Technology (0.1%)
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.842%, 3/30/29	59,850	55,885
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 12.834%, 7/31/28	120,000	119,725
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.269%, 12/1/27	185,725	185,062
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.538%, 6/3/28	181,293	166,487
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.467%, 8/31/29	185,000	178,988
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.443%, 11/28/25	117,600	116,424
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.271%, 5/3/27	150,000	145,071
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.505%, 4/24/28	188,561	178,386

		1,146,028
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.019%, 4/20/28	105,000	107,100
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 9.292%, 4/21/28	175,052	174,713

		281,813

Total senior loans (cost $7,523,461)		$7,241,697

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.90%, 5/7/24	$521,733	$517,657
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.103%, 6/29/24	870,000	868,851
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.75%, 1/25/46	196,898	195,745

Total asset-backed securities (cost $1,586,462)		$1,582,253

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$63,438
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	110,000	82,335
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	192,000	143,328

Total convertible bonds and notes (cost $374,323)		$289,101

SHORT-TERM INVESTMENTS (1.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.23%(AFF)	Shares	1,959,727	$1,959,727
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(P)	Shares	1,369,000	1,369,000
U.S. Treasury Bills 4.972%, 11/2/23(SEG)(SEGSF)		$14,749,000	14,488,933
U.S. Treasury Bills 5.200%, 10/26/23(SEG)(SEGSF)		8,992,000	8,842,632
U.S. Treasury Bills 5.160%, 11/9/23(SEG)(SEGSF)		1,100,000	1,079,556
U.S. Treasury Bills 5.334%, 11/16/23(SEGSF)		200,000	196,088

Total short-term investments (cost $27,955,432)			$27,935,936
TOTAL INVESTMENTS

Total investments (cost $1,873,889,909)			$2,218,690,157

	FORWARD CURRENCY CONTRACTS at 6/30/23 (aggregate face value $116,426,459) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/20/23	$3,110,002	$3,031,510	$(78,492)
		Canadian Dollar	Buy	7/19/23	180,448	180,030	418
		Canadian Dollar	Sell	7/19/23	180,448	178,237	(2,211)
		Canadian Dollar	Sell	10/18/23	180,712	180,299	(413)
		Euro	Sell	9/20/23	6,037,147	5,975,155	(61,992)
		Japanese Yen	Buy	8/16/23	9,810,349	10,177,437	(367,088)
	Barclays Bank PLC
		Japanese Yen	Sell	8/16/23	12,608,313	13,051,009	442,696
	Citibank, N.A.
		Danish Krone	Sell	9/20/23	1,162,417	1,145,789	(16,628)
	HSBC Bank USA, National Association
		British Pound	Sell	9/20/23	9,253,280	9,020,871	(232,409)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	7/19/23	965,964	963,794	2,170
		Canadian Dollar	Sell	7/19/23	965,964	954,192	(11,772)
		Canadian Dollar	Sell	10/18/23	967,374	965,224	(2,150)
		Euro	Sell	9/20/23	96,064	95,088	(976)
		Norwegian Krone	Sell	9/20/23	584,346	574,148	(10,198)
		Singapore Dollar	Buy	8/16/23	1,801,886	1,827,459	(25,573)
		Swedish Krona	Buy	9/20/23	2,975,521	3,014,022	(38,501)
	Morgan Stanley & Co. International PLC
		British Pound	Buy	9/20/23	3,066,431	3,068,391	(1,960)
		Euro	Sell	9/20/23	6,399,058	6,333,496	(65,562)
	NatWest Markets PLC
		Australian Dollar	Buy	7/19/23	5,393,869	5,484,224	(90,355)
		Australian Dollar	Sell	7/19/23	5,393,869	5,373,467	(20,402)
		Australian Dollar	Buy	10/18/23	5,407,321	5,386,855	20,466
		Euro	Sell	9/20/23	1,950,421	1,930,551	(19,870)
		Swiss Franc	Buy	9/20/23	542,306	538,349	3,957
	State Street Bank and Trust Co.
		British Pound	Sell	9/20/23	6,678,189	6,511,376	(166,813)
		Euro	Sell	9/20/23	673,873	666,968	(6,905)
		Swiss Franc	Buy	9/20/23	4,377,305	4,346,129	31,176
	UBS AG
		Canadian Dollar	Buy	7/19/23	5,300,342	5,288,924	11,418
		Canadian Dollar	Sell	7/19/23	5,300,342	5,235,634	(64,708)
		Canadian Dollar	Sell	10/18/23	5,308,082	5,296,513	(11,569)
		Hong Kong Dollar	Buy	8/16/23	2,634,091	2,637,512	(3,421)
	WestPac Banking Corp.
		British Pound	Buy	9/20/23	3,066,304	3,067,876	(1,572)
		Japanese Yen	Sell	8/16/23	3,706,003	3,925,930	219,927

	Unrealized appreciation						732,228

	Unrealized (depreciation)						(1,301,540)

	Total						$(569,312)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	60	$6,395,175	$6,466,500	Sep-23	$41,348
Russell 2000 Index E-Mini (Long)	5	472,184	475,925	Sep-23	148
S&P 500 Index E-Mini (Long)	10	2,225,190	2,244,125	Sep-23	69,705
S&P 500 Index E-Mini (Short)	1,601	356,252,919	359,284,413	Sep-23	(10,986,063)
S&P Mid Cap 400 Index E-Mini (Long)	1	262,234	264,410	Sep-23	7,683
U.S. Treasury Bond 30 yr (Long)	224	28,427,000	28,427,001	Sep-23	22,691
U.S. Treasury Bond Ultra 30 yr (Long)	289	39,367,219	39,367,219	Sep-23	471,725
U.S. Treasury Note 2 yr (Long)	392	79,710,750	79,710,750	Sep-23	(998,530)
U.S. Treasury Note 5 yr (Long)	743	79,570,656	79,570,656	Sep-23	(1,395,469)
U.S. Treasury Note 10 yr (Long)	328	36,823,125	36,823,125	Sep-23	(620,863)
U.S. Treasury Note 10 yr (Short)	734	82,402,969	82,402,969	Sep-23	848,755
U.S. Treasury Note Ultra 10 yr (Short)	10	1,184,375	1,184,375	Sep-23	10,759

Unrealized appreciation					1,472,814

Unrealized (depreciation)					(14,000,925)

Total					$(12,528,111)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/23 (proceeds receivable $244,440,899) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.50%, 7/1/53	$44,000,000	7/13/23	$37,307,204
Uniform Mortgage-Backed Securities, 3.00%, 7/1/53	30,000,000	7/13/23	26,320,320
Uniform Mortgage-Backed Securities, 3.50%, 7/1/53	16,000,000	7/13/23	14,579,376
Uniform Mortgage-Backed Securities, 4.00%, 7/1/53	2,000,000	7/13/23	1,876,796
Uniform Mortgage-Backed Securities, 4.50%, 7/1/53	12,000,000	7/13/23	11,536,872
Uniform Mortgage-Backed Securities, 5.00%, 7/1/53	69,000,000	7/13/23	67,601,135
Uniform Mortgage-Backed Securities, 5.50%, 7/1/53	58,000,000	7/13/23	57,719,048
Uniform Mortgage-Backed Securities, 6.00%, 7/1/53	8,000,000	7/13/23	8,070,624
Uniform Mortgage-Backed Securities, 5.00%, 8/1/53	5,000,000	8/14/23	4,900,392
Uniform Mortgage-Backed Securities, 4.50%, 8/1/53	4,000,000	8/14/23	3,846,251
Uniform Mortgage-Backed Securities, 3.00%, 8/1/53	8,000,000	8/14/23	7,047,499
Uniform Mortgage-Backed Securities, 2.50%, 8/1/53	3,000,000	8/14/23	2,546,015

Total			$243,351,532

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$106,963,000	$404,320	(E)	$163,800	9/20/25	US SOFR — Annually	4.40% — Annually	$(240,521)
		184,526,000	1,597,995	(E)	2,573,484	9/20/28	4.00% — Annually	US SOFR — Annually	975,488
		21,050,000	166,085	(E)	(288,188)	9/20/33	US SOFR — Annually	3.60% — Annually	(122,103)
		23,605,000	186,243	(E)	322,578	9/20/33	3.60% — Annually	US SOFR — Annually	136,335
		29,699,000	260,757	(E)	(312,112)	9/20/53	US SOFR — Annually	3.20% — Annually	(51,355)
		7,876,000	2,914		(30)	7/3/25	4.772% — Annually	US SOFR — Annually	2,885
		3,844,000	3,882		(36)	7/5/28	3.9255% — Annually	US SOFR — Annually	(3,919)
		3,215,000	836		(12)	7/5/25	US SOFR — Annually	4.7985% — Annually	824
		1,341,000	872		(18)	7/5/33	US SOFR — Annually	3.5625% — Annually	854

	Total				$2,459,466				$698,488
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$55,907,935	$60,739,355	$—	6/3/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$4,668,387
	55,890,047	61,356,492	—	6/3/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(5,332,296)
	Goldman Sachs International
	76,588,952	76,024,376	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(598,404)
	70,161,361	69,630,198	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	561,897

	Upfront premium received		—	Unrealized appreciation			5,230,284

	Upfront premium (paid)		—	Unrealized (depreciation)			(5,930,700)

		Total	$—			Total	$(700,416)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Pure Storage, Inc. Class A	Technology	23,869	$878,848	1.45%
Autonation, Inc.	Consumer cyclicals	5,337	878,535	1.45%
Allison Transmission Holdings, Inc.	Capital goods	14,750	832,804	1.37%
Toll Brothers, Inc.	Consumer cyclicals	10,321	816,079	1.34%
Apollo Global Management, Inc.	Financials	10,452	802,824	1.32%
Uber Technologies, Inc.	Consumer staples	18,422	795,275	1.31%
ON Semiconductor Corp.	Technology	8,358	790,514	1.30%
Palo Alto Networks, Inc.	Technology	3,082	787,463	1.30%
Manhattan Associates, Inc.	Technology	3,852	769,863	1.27%
Constellation Energy Corp.	Utilities and power	8,316	761,341	1.25%
General Motors Co.	Consumer cyclicals	19,602	755,849	1.24%
Unum Group	Financials	15,792	753,292	1.24%
ManpowerGroup, Inc.	Consumer staples	9,380	744,774	1.23%
O'Reilly Automotive, Inc.	Consumer cyclicals	765	731,097	1.20%
MGIC Investment Corp.	Financials	46,213	729,697	1.20%
Penske Automotive Group, Inc.	Consumer cyclicals	4,351	725,000	1.19%
Johnson Controls International PLC	Capital goods	10,640	724,985	1.19%
Gartner, Inc.	Consumer cyclicals	2,038	713,966	1.18%
Procore Technologies, Inc.	Technology	10,932	711,343	1.17%
Cadence Design Systems, Inc.	Technology	3,026	709,680	1.17%
Targa Resources Corp.	Energy	9,245	703,508	1.16%
Booking Holdings, Inc.	Consumer cyclicals	259	699,588	1.15%
Genuine Parts Co.	Consumer cyclicals	4,052	685,781	1.13%
Textron, Inc.	Capital goods	9,921	670,983	1.10%
Synopsys, Inc.	Technology	1,536	668,629	1.10%
Live Nation Entertainment, Inc.	Consumer cyclicals	7,291	664,293	1.09%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	16,183	647,324	1.07%
American International Group, Inc.	Financials	11,221	645,629	1.06%
NVR, Inc.	Consumer cyclicals	101	641,383	1.06%
Hologic, Inc.	Health care	7,877	637,802	1.05%
Expedia Group, Inc.	Consumer cyclicals	5,665	619,642	1.02%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	9,022	618,670	1.02%
Applied Materials, Inc.	Technology	4,244	613,383	1.01%
Valero Energy Corp.	Energy	5,193	609,115	1.00%
Ulta Beauty, Inc.	Consumer staples	1,281	602,807	0.99%
General Dynamics Corp.	Capital goods	2,776	597,349	0.98%
Boyd Gaming Corp.	Consumer cyclicals	8,467	587,333	0.97%
NRG Energy, Inc.	Utilities and power	15,553	581,537	0.96%
Tapestry, Inc.	Consumer cyclicals	13,557	580,249	0.96%
Pinterest, Inc. Class A	Technology	20,579	562,619	0.93%
Wix.com, Ltd. (Israel)	Technology	7,134	558,187	0.92%
Marathon Oil Corp.	Energy	23,512	541,257	0.89%
TransUnion	Consumer cyclicals	6,890	539,666	0.89%
AMETEK, Inc.	Conglomerates	3,318	537,084	0.88%
Wintrust Financial Corp.	Financials	7,325	531,941	0.88%
Smartsheet, Inc. Class A	Technology	13,623	521,219	0.86%
Molina Healthcare, Inc.	Health care	1,687	508,135	0.84%
Apartment Income REIT Corp.	Financials	13,777	497,204	0.82%
Bio-Rad Laboratories, Inc. Class A	Health care	1,310	496,810	0.82%
East West Bancorp, Inc.	Financials	9,394	495,900	0.82%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Carnival Corp.	Consumer cyclicals	62,220	$1,171,611	1.91%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	42,101	916,547	1.49%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	8,076	837,856	1.37%
Exact Sciences Corp.	Health care	8,565	804,260	1.31%
DoubleVerify Holdings, Inc.	Technology	20,038	779,893	1.27%
Lithia Motors, Inc.	Consumer cyclicals	2,558	778,051	1.27%
BWX Technologies, Inc.	Capital goods	10,840	775,848	1.26%
Jack Henry & Associates, Inc.	Technology	4,570	764,738	1.25%
Equifax, Inc.	Consumer cyclicals	3,247	764,016	1.25%
New York Community Bancorp, Inc.	Financials	66,434	746,720	1.22%
Take-Two Interactive Software, Inc.	Technology	5,073	746,615	1.22%
Berkshire Hathaway, Inc. Class B	Financials	2,176	742,110	1.21%
Wolfspeed, Inc.	Technology	13,299	739,302	1.20%
NortonLifeLock, Inc.	Technology	39,837	738,977	1.20%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	7,069	734,933	1.20%
IBM Corp.	Technology	5,434	727,078	1.19%
Stanley Black & Decker, Inc.	Consumer cyclicals	7,727	724,129	1.18%
ZoomInfo Technologies, Inc. Class A	Technology	28,255	717,392	1.17%
Amdocs, Ltd.	Technology	7,255	717,184	1.17%
Ball Corp.	Capital goods	12,186	709,364	1.16%
Tyler Technologies, Inc.	Technology	1,670	695,491	1.13%
DT Midstream, Inc.	Energy	13,980	693,008	1.13%
Newell Brands, Inc.	Consumer staples	79,255	689,515	1.12%
Cooper Cos., Inc. (The)	Health care	1,789	686,035	1.12%
Texas Instruments, Inc.	Technology	3,779	680,292	1.11%
Five Below, Inc.	Consumer cyclicals	3,410	670,131	1.09%
Universal Health Services, Inc. Class B	Health care	4,222	666,057	1.09%
General Electric Co.	Conglomerates	6,056	665,268	1.08%
Zoom Video Communications, Inc. Class A	Technology	9,662	655,862	1.07%
Tesla, Inc.	Consumer cyclicals	2,448	640,754	1.04%
Thor Industries, Inc.	Consumer cyclicals	6,171	638,710	1.04%
Wynn Resorts, Ltd.	Consumer cyclicals	6,041	637,975	1.04%
Polaris, Inc.	Consumer cyclicals	5,270	637,348	1.04%
ICU Medical, Inc.	Health care	3,556	633,606	1.03%
Ross Stores, Inc.	Consumer cyclicals	5,598	627,652	1.02%
Bunge, Ltd.	Consumer staples	6,531	616,168	1.00%
TD SYNNEX Corp.	Technology	6,545	615,262	1.00%
T Rowe Price Group, Inc.	Financials	5,487	614,706	1.00%
RPM International, Inc.	Basic materials	6,764	606,956	0.99%
Welltower, Inc.	Financials	7,409	599,294	0.98%
Cabot Oil & Gas Corp.	Energy	23,093	584,246	0.95%
Ciena Corp.	Technology	13,546	575,579	0.94%
CarMax, Inc.	Consumer cyclicals	6,852	573,538	0.93%
Digital Realty Trust, Inc.	Financials	4,827	549,658	0.90%
Domino's Pizza, Inc.	Consumer staples	1,612	543,186	0.89%
Paramount Global Class B	Consumer cyclicals	33,900	539,341	0.88%
Boston Beer Co., Inc. (The) Class A	Consumer staples	1,725	532,059	0.87%
BioMarin Pharmaceutical, Inc.	Health care	6,059	525,212	0.86%
PTC, Inc.	Technology	3,600	512,253	0.83%
Watsco, Inc.	Consumer staples	1,289	491,719	0.80%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Panasonic Holdings Corp. (Japan)	Consumer cyclicals	37,905	$459,858	0.60%
Weyerhaeuser Co.	Basic materials	13,588	455,348	0.60%
Ferrari NV (Italy)	Consumer cyclicals	1,366	446,457	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	3,407	432,259	0.57%
BlueScope Steel, Ltd. (Australia)	Basic materials	30,809	421,441	0.55%
Keysight Technologies, Inc.	Technology	2,507	419,781	0.55%
Exor NV (Netherlands)	Financials	4,690	417,910	0.55%
Leidos Holdings, Inc.	Technology	4,677	413,830	0.54%
Iberdrola SA (Spain)	Utilities and power	31,606	412,068	0.54%
GoDaddy, Inc. Class A	Technology	5,482	411,898	0.54%
E.ON SE (Germany)	Utilities and power	32,185	410,132	0.54%
Lockheed Martin Corp.	Capital goods	883	406,688	0.53%
Smiths Group PLC (United Kingdom)	Capital goods	19,291	403,197	0.53%
Daiwa House Industry Co., Ltd. (Japan)	Consumer cyclicals	15,366	403,135	0.53%
Toppan, Inc. (Japan)	Consumer cyclicals	18,765	402,477	0.53%
Exxon Mobil Corp.	Energy	3,728	399,859	0.53%
NetApp, Inc.	Technology	5,232	399,691	0.53%
Chevron Corp.	Energy	2,539	399,575	0.53%
PepsiCo, Inc.	Consumer staples	2,152	398,673	0.52%
Cummins, Inc.	Capital goods	1,625	398,290	0.52%
FactSet Research Systems, Inc.	Consumer cyclicals	994	398,284	0.52%
Sekisui Chemical Co., Ltd. (Japan)	Financials	27,774	398,164	0.52%
Garmin, Ltd.	Technology	3,806	396,890	0.52%
VeriSign, Inc.	Technology	1,755	396,540	0.52%
Secom Co., Ltd. (Japan)	Consumer cyclicals	5,861	394,909	0.52%
3M Co.	Conglomerates	3,893	389,603	0.51%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	14,997	385,922	0.51%
Consolidated Edison, Inc.	Utilities and power	4,233	382,656	0.50%
Philip Morris International, Inc.	Consumer staples	3,894	380,094	0.50%
Coles Group, Ltd. (Australia)	Consumer staples	30,885	378,692	0.50%
Clariant AG (Switzerland)	Basic materials	25,821	372,887	0.49%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	25,442	369,916	0.49%
Carlsberg A/S Class B (Denmark)	Consumer staples	2,308	368,746	0.49%
Deutsche Lufthansa AG (Germany)	Transportation	35,784	366,159	0.48%
Loblaw Cos, Ltd. (Canada)	Consumer staples	3,927	359,959	0.47%
Elisa Oyj (Finland)	Communication services	6,729	359,296	0.47%
VMware, Inc. Class A	Technology	2,500	359,252	0.47%
AT&T, Inc.	Communication services	22,012	351,091	0.46%
Telefonica SA (Spain)	Communication services	85,269	345,692	0.45%
Siemens AG (Germany)	Conglomerates	2,070	344,543	0.45%
ConocoPhillips	Energy	3,310	342,916	0.45%
Colgate-Palmolive Co.	Consumer staples	4,448	342,680	0.45%
Repsol SA (Spain)	Energy	23,439	340,871	0.45%
SSE PLC (United Kingdom)	Utilities and power	14,485	339,040	0.45%
eBay, Inc.	Technology	7,563	338,008	0.44%
Mondi PLC (Austria)	Basic materials	22,054	336,184	0.44%
George weston, Ltd. (Canada)	Consumer staples	2,821	333,852	0.44%
Empire Co., Ltd. (Canada)	Consumer staples	11,549	328,422	0.43%
Metro, Inc. (Canada)	Consumer staples	5,796	327,708	0.43%
Keurig Dr Pepper, Inc.	Consumer staples	10,479	327,690	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Toyota Motor Corp. (Japan)	Consumer cyclicals	26,841	$429,416	0.62%
Equifax, Inc.	Consumer cyclicals	1,720	404,705	0.58%
Magna International, Inc. (Canada)	Consumer cyclicals	6,940	391,795	0.56%
Ingersoll Rand, Inc.	Capital goods	5,963	389,760	0.56%
Visa, Inc. Class A	Financials	1,632	387,512	0.56%
Air Liquide SA (France)	Basic materials	2,128	381,275	0.55%
Waste Connections, Inc.	Capital goods	2,655	379,465	0.54%
Allianz SE (Germany)	Financials	1,610	374,580	0.54%
Southern Co. (The)	Utilities and power	5,199	365,250	0.52%
Ferrovial SE	Basic materials	11,554	365,249	0.52%
Realty Income Corp.	Financials	6,107	365,121	0.52%
T-Mobile US, Inc.	Communication services	2,618	363,589	0.52%
Oriental Land Co., Ltd. (Japan)	Consumer cyclicals	9,355	363,122	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	17,756	362,018	0.52%
Duke Energy Corp.	Utilities and power	4,030	361,663	0.52%
AXA SA (France)	Financials	12,239	360,931	0.52%
Imperial Brands PLC (United Kingdom)	Consumer staples	16,346	360,904	0.52%
Telus Corp. (Canada)	Communication services	18,291	355,946	0.51%
Pernod Ricard SA (France)	Consumer staples	1,610	355,509	0.51%
Davide Campari-Milano NV (Italy)	Consumer staples	25,613	354,677	0.51%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	7,063	351,899	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	124,910	350,974	0.50%
Masco Corp.	Consumer cyclicals	6,045	346,873	0.50%
Keyence Corp. (Japan)	Technology	737	346,404	0.50%
Heineken NV (Netherlands)	Consumer staples	3,367	346,035	0.50%
Nexi SpA (Italy)	Consumer cyclicals	43,930	344,278	0.49%
CMS Energy Corp.	Utilities and power	5,856	344,029	0.49%
Orange SA (France)	Communication services	29,458	344,017	0.49%
EssilorLuxottica SA (France)	Health care	1,803	339,608	0.49%
Orica, Ltd. (Australia)	Basic materials	34,369	339,535	0.49%
S&P Global, Inc.	Consumer cyclicals	846	339,110	0.49%
Dollar Tree, Inc.	Consumer cyclicals	2,357	338,226	0.49%
Southwest Airlines Co.	Transportation	9,287	336,300	0.48%
UPM-Kymmene OYJ (Finland)	Basic materials	11,224	333,996	0.48%
Raytheon Technologies Corp.	Capital goods	3,382	331,349	0.48%
Straumann Holding AG (Switzerland)	Health care	2,043	331,280	0.48%
CGI Group, Inc. Class A (Canada)	Technology	3,131	330,214	0.47%
Trend Micro, Inc. (Japan)	Technology	6,763	325,498	0.47%
Target Corp.	Consumer cyclicals	2,448	322,859	0.46%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	52,417	320,078	0.46%
Ramsay Health Care, Ltd. (Australia)	Health care	8,478	317,888	0.46%
ANA Holdings, Inc. (Japan)	Transportation	13,187	313,109	0.45%
Verizon Communications, Inc.	Communication services	8,314	309,213	0.44%
Kyocera Corp. (Japan)	Technology	5,645	304,781	0.44%
Keppel Corp., Ltd. (Singapore)	Capital goods	61,410	304,688	0.44%
Atmos Energy Corp.	Utilities and power	2,571	299,166	0.43%
Enbridge, Inc. (Canada)	Utilities and power	7,981	296,654	0.43%
Swisscom AG (Switzerland)	Communication services	475	295,720	0.42%
Kubota Corp. (Japan)	Capital goods	20,277	294,964	0.42%
Broadridge Financial Solutions, Inc.	Financials	1,763	291,946	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$46,895	$83,000	$33,441	11/18/54	500 bp — Monthly	$13,523
	CMBX NA BB.6 Index	B/P	48,200	226,421	90,976	5/11/63	500 bp — Monthly	(42,588)
	CMBX NA BB.7 Index	B-/P	31,284	613,000	254,456	1/17/47	500 bp — Monthly	(222,662)
	CMBX NA BB.9 Index	B/P	1,629	8,000	3,336	9/17/58	500 bp — Monthly	(1,701)
	CMBX NA BB.9 Index	B/P	13,274	65,000	27,105	9/17/58	500 bp — Monthly	(13,776)
	CMBX NA BBB-.10 Index	BB+/P	4,963	40,000	12,148	11/17/59	300 bp — Monthly	(7,165)
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	16,096	11/17/59	300 bp — Monthly	(10,288)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	15,516	116,000	48,152	1/17/47	500 bp — Monthly	(32,539)
	CMBX NA BBB-.7 Index	BB-/P	51,063	646,000	129,135	1/17/47	300 bp — Monthly	(77,750)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(53)	3,000	402	12/16/72	200 bp — Monthly	(454)
	CMBX NA A.6 Index	A/P	(30)	19,001	2,713	5/11/63	200 bp — Monthly	(2,737)
	CMBX NA BBB-.14 Index	BBB-/P	225	5,000	1,449	12/16/72	300 bp — Monthly	(1,221)
	CMBX NA BBB-.15 Index	BBB-/P	92	1,000	289	11/18/64	300 bp — Monthly	(196)
	CMBX NA BBB-.15 Index	BBB-/P	89	1,000	289	11/18/64	300 bp — Monthly	(200)
	CMBX NA BBB-.7 Index	BB-/P	418	6,000	1,199	1/17/47	300 bp — Monthly	(778)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(189)	36,000	4,388	12/16/72	200 bp — Monthly	(4,566)
	CMBX NA A.7 Index	BBB/P	9,165	193,779	15,386	1/17/47	200 bp — Monthly	(6,151)
	CMBX NA BB.10 Index	B/P	4,975	62,000	28,322	5/11/63	500 bp — Monthly	(23,295)
	CMBX NA BBB-.8 Index	BB-/P	5,302	34,000	6,803	10/17/57	300 bp — Monthly	(1,485)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(126)	21,000	2,560	12/16/72	200 bp — Monthly	(2,679)
	CMBX NA A.6 Index	A/P	5,769	24,702	3,527	5/11/63	200 bp — Monthly	2,250
	CMBX NA BB.6 Index	B/P	24,066	66,039	26,535	5/11/63	500 bp — Monthly	(2,414)
	CMBX NA BB.6 Index	B/P	48,543	132,753	53,340	5/11/63	500 bp — Monthly	(4,686)

Upfront premium received			317,250		Unrealized appreciation			15,773

Upfront premium (paid)			(398)		Unrealized (depreciation)			(459,331)

	Total		$316,852				Total	$(443,558)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(6,063)	$27,742	$3,962	5/11/63	(200 bp) — Monthly	$(2,110)
	CMBX NA A.6 Index	(1,263)	4,940	705	5/11/63	(200 bp) — Monthly	(560)
	CMBX NA A.6 Index	(575)	2,660	380	5/11/63	(200 bp) — Monthly	(196)
	CMBX NA A.6 Index	(324)	1,520	217	5/11/63	(200 bp) — Monthly	(108)
	CMBX NA A.6 Index	(164)	760	109	5/11/63	(200 bp) — Monthly	(56)
	CMBX NA A.6 Index	(164)	760	109	5/11/63	(200 bp) — Monthly	(56)
	CMBX NA A.6 Index	(81)	380	54	5/11/63	(200 bp) — Monthly	(26)
	CMBX NA A.7 Index	(1,550)	193,779	15,386	1/17/47	(200 bp) — Monthly	13,767
	CMBX NA BB.10 Index	(47,738)	198,000	90,446	11/17/59	(500 bp) — Monthly	42,543
	CMBX NA BB.10 Index	(18,615)	73,000	33,346	11/17/59	(500 bp) — Monthly	14,671
	CMBX NA BB.10 Index	(7,410)	71,000	32,433	11/17/59	(500 bp) — Monthly	24,964
	CMBX NA BB.10 Index	(6,360)	58,000	26,494	11/17/59	(500 bp) — Monthly	20,086
	CMBX NA BB.11 Index	(2,131)	31,000	12,490	11/18/54	(500 bp) — Monthly	10,333
	CMBX NA BB.11 Index	(4,016)	31,000	12,490	11/18/54	(500 bp) — Monthly	8,448
	CMBX NA BB.11 Index	(1,089)	21,000	8,461	11/18/54	(500 bp) — Monthly	7,354
	CMBX NA BB.8 Index	(8,940)	69,578	32,152	10/17/57	(500 bp) — Monthly	23,154
	CMBX NA BB.8 Index	(21,707)	60,881	28,133	10/17/57	(500 bp) — Monthly	6,376
	CMBX NA BB.9 Index	(1,290)	32,000	13,344	9/17/58	(500 bp) — Monthly	12,027
	CMBX NA BB.9 Index	(387)	6,000	2,502	9/17/58	(500 bp) — Monthly	2,110
	CMBX NA BBB-.10 Index	(26,217)	88,000	26,726	11/17/59	(300 bp) — Monthly	464
	CMBX NA BBB-.10 Index	(8,120)	33,000	10,022	11/17/59	(300 bp) — Monthly	1,885
	CMBX NA BBB-.10 Index	(5,010)	21,000	6,378	11/17/59	(300 bp) — Monthly	1,357
	CMBX NA BBB-.12 Index	(29,964)	95,000	30,343	8/17/61	(300 bp) — Monthly	332
	CMBX NA BBB-.12 Index	(28,391)	85,000	27,149	8/17/61	(300 bp) — Monthly	(1,285)
	CMBX NA BBB-.12 Index	(11,630)	33,000	10,540	8/17/61	(300 bp) — Monthly	(1,106)
	CMBX NA BBB-.12 Index	(3,615)	19,000	6,069	8/17/61	(300 bp) — Monthly	2,444
	CMBX NA BBB-.12 Index	(1,694)	10,000	3,194	8/17/61	(300 bp) — Monthly	1,495
	CMBX NA BBB-.14 Index	(112)	1,000	290	12/16/72	(300 bp) — Monthly	177
	CMBX NA BBB-.14 Index	(112)	1,000	290	12/16/72	(300 bp) — Monthly	177
	CMBX NA BBB-.14 Index	(199)	1,000	290	12/16/72	(300 bp) — Monthly	90
	CMBX NA BBB-.8 Index	(24,000)	160,000	32,016	10/17/57	(300 bp) — Monthly	7,936
	CMBX NA BBB-.8 Index	(11,100)	80,000	16,008	10/17/57	(300 bp) — Monthly	4,868
	CMBX NA BBB-.8 Index	(6,639)	42,000	8,404	10/17/57	(300 bp) — Monthly	1,744
	CMBX NA BBB-.8 Index	(5,550)	40,000	8,004	10/17/57	(300 bp) — Monthly	2,434
	CMBX NA BBB-.8 Index	(3,861)	29,000	5,803	10/17/57	(300 bp) — Monthly	1,928
	CMBX NA BBB-.8 Index	(2,004)	14,000	2,801	10/17/57	(300 bp) — Monthly	791
	CMBX NA BBB-.9 Index	(9,700)	41,000	9,787	9/17/58	(300 bp) — Monthly	66
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	67,150	11/17/59	(500 bp) — Monthly	47,414
	CMBX NA BB.10 Index	(17,362)	146,000	66,693	11/17/59	(500 bp) — Monthly	49,209
	CMBX NA BB.10 Index	(9,571)	77,000	35,174	11/17/59	(500 bp) — Monthly	25,538
	CMBX NA BB.7 Index	(9,143)	349,065	140,254	5/11/63	(500 bp) — Monthly	130,821
	CMBX NA BB.7 Index	(28,039)	152,000	63,095	1/17/47	(500 bp) — Monthly	34,930
	CMBX NA BB.8 Index	(9,988)	55,083	25,454	10/17/57	(500 bp) — Monthly	15,420
	Goldman Sachs International
	CMBX NA BB.10 Index	(4,525)	20,000	9,136	11/17/59	(500 bp) — Monthly	4,594
	CMBX NA BB.6 Index	(9,821)	64,692	25,993	5/11/63	(500 bp) — Monthly	16,118
	CMBX NA BB.6 Index	(146)	674	271	5/11/63	(500 bp) — Monthly	124
	CMBX NA BB.7 Index	(74,519)	367,000	152,342	1/17/47	(500 bp) — Monthly	77,517
	CMBX NA BB.7 Index	(12,780)	78,000	32,378	1/17/47	(500 bp) — Monthly	19,533
	CMBX NA BB.8 Index	(18,610)	51,217	23,668	10/17/57	(500 bp) — Monthly	5,015
	CMBX NA BB.8 Index	(16,578)	43,486	20,095	10/17/57	(500 bp) — Monthly	3,481
	CMBX NA BB.8 Index	(1,699)	14,495	6,698	10/17/57	(500 bp) — Monthly	4,987
	CMBX NA BBB-.12 Index	(80,298)	448,000	143,091	8/17/61	(300 bp) — Monthly	62,569
	CMBX NA BBB-.12 Index	(41,790)	234,000	74,740	8/17/61	(300 bp) — Monthly	32,832
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,237)	10,782	4,332	5/11/63	(500 bp) — Monthly	(3,914)
	CMBX NA BB.7 Index	(93,524)	191,000	79,284	1/17/47	(500 bp) — Monthly	(14,399)
	CMBX NA BBB-.10 Index	(26,606)	211,000	64,081	11/17/59	(300 bp) — Monthly	37,369
	CMBX NA BBB-.14 Index	(61)	1,000	290	12/16/72	(300 bp) — Monthly	228
	CMBX NA BBB-.7 Index	(116,208)	495,000	98,951	1/17/47	(300 bp) — Monthly	(17,505)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	64,866	11/17/59	(500 bp) — Monthly	56,668
	CMBX NA BBB-.10 Index	(18,634)	86,000	26,118	11/17/59	(300 bp) — Monthly	7,442
	CMBX NA BBB-.7 Index	(5,409)	66,000	13,193	1/17/47	(300 bp) — Monthly	7,752
	CMBX NA BBB-.9 Index	(5,557)	30,000	7,161	9/17/58	(300 bp) — Monthly	1,589
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(1,062)	4,180	597	5/11/63	(200 bp) — Monthly	(467)
	CMBX NA A.6 Index	(168)	760	109	5/11/63	(200 bp) — Monthly	(59)
	CMBX NA BB.10 Index	(23,389)	77,000	35,174	11/17/59	(500 bp) — Monthly	11,721
	CMBX NA BB.10 Index	(7,446)	71,000	32,433	11/17/59	(500 bp) — Monthly	24,927
	CMBX NA BB.10 Index	(13,856)	59,000	26,951	11/17/59	(500 bp) — Monthly	13,046
	CMBX NA BB.7 Index	(6,171)	32,000	13,283	1/17/47	(500 bp) — Monthly	7,086
	CMBX NA BB.7 Index	(402)	2,000	830	1/17/47	(500 bp) — Monthly	426
	CMBX NA BB.8 Index	(7,407)	20,294	9,378	10/17/57	(500 bp) — Monthly	1,954
	CMBX NA BB.8 Index	(3,986)	10,630	4,912	10/17/57	(500 bp) — Monthly	917
	CMBX NA BB.9 Index	(1,353)	22,000	9,174	9/17/58	(500 bp) — Monthly	7,803
	CMBX NA BB.9 Index	(851)	14,000	5,838	9/17/58	(500 bp) — Monthly	4,975
	CMBX NA BB.9 Index	(428)	5,000	2,085	9/17/58	(500 bp) — Monthly	1,653
	CMBX NA BB.9 Index	(453)	3,000	1,251	9/17/58	(500 bp) — Monthly	796
	CMBX NA BBB-.10 Index	(8,392)	80,000	24,296	11/17/59	(300 bp) — Monthly	15,864
	CMBX NA BBB-.10 Index	(12,677)	52,000	15,792	11/17/59	(300 bp) — Monthly	3,089
	CMBX NA BBB-.10 Index	(7,589)	35,000	10,630	11/17/59	(300 bp) — Monthly	3,023
	CMBX NA BBB-.10 Index	(6,704)	31,000	9,415	11/17/59	(300 bp) — Monthly	2,696
	CMBX NA BBB-.10 Index	(1,905)	22,000	6,681	11/17/59	(300 bp) — Monthly	4,765
	CMBX NA BBB-.10 Index	(2,755)	12,000	3,644	11/17/59	(300 bp) — Monthly	883
	CMBX NA BBB-.12 Index	(24,351)	187,000	59,728	8/17/61	(300 bp) — Monthly	38,819
	CMBX NA BBB-.12 Index	(6,260)	30,000	9,582	8/17/61	(300 bp) — Monthly	3,307
	CMBX NA BBB-.12 Index	(4,985)	15,000	4,791	8/17/61	(300 bp) — Monthly	(202)
	CMBX NA BBB-.14 Index	(62)	1,000	290	12/16/72	(300 bp) — Monthly	227
	CMBX NA BBB-.7 Index	(6,827)	67,000	13,393	1/17/47	(300 bp) — Monthly	6,533
	CMBX NA BBB-.8 Index	(10,080)	72,000	14,407	10/17/57	(300 bp) — Monthly	4,291
	CMBX NA BBB-.8 Index	(8,013)	63,000	12,606	10/17/57	(300 bp) — Monthly	4,562
	CMBX NA BBB-.8 Index	(7,063)	50,000	10,005	10/17/57	(300 bp) — Monthly	2,918
	CMBX NA BBB-.8 Index	(5,886)	43,000	8,604	10/17/57	(300 bp) — Monthly	2,697
	CMBX NA BBB-.8 Index	(4,314)	34,000	6,803	10/17/57	(300 bp) — Monthly	2,473
	CMBX NA BBB-.8 Index	(1,701)	11,000	2,201	10/17/57	(300 bp) — Monthly	491

Upfront premium received		—			Unrealized appreciation		1,027,113

Upfront premium (paid)		(1,131,119)			Unrealized (depreciation)		(42,049)

	Total	$(1,131,119)				Total	$985,064
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 40 Index	B+/P	$(811)	$1,933,000	$53,911	6/20/28	500 bp — Quarterly	$56,053
	CDX NA IG Series 40 Index	BBB+/P	(410,285)	43,200,000	644,112	6/20/28	100 bp — Quarterly	247,027

	Total		$(411,096)					$303,080
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,880,957,105.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/23
Short-term investments
	Putnam Short Term Investment Fund*	$68,997,140	$358,112,243	$425,149,656	$888,060	$1,959,727

	Total Short-term investments	$68,997,140	$358,112,243	$425,149,656	$888,060	$1,959,727
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $22,495,055.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,357,202.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securitie taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $2,827,528 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $1,328,077 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,384,054 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,357,202 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$56,173,389	$5,187,432	$—
Capital goods	61,057,029	2,427,202	—
Communication services	23,968,877	2,216,605	—
Conglomerates	5,841,235	4,679,517	—
Consumer cyclicals	200,732,664	9,316,721	—
Consumer staples	88,433,762	11,350,568	—
Energy	52,519,106	—	—
Financials	153,841,295	9,040,840	—
Health care	172,952,881	2,036,180	7,115
Technology	379,249,677	9,477,681	—
Transportation	20,216,630	1,355,494	—
Utilities and power	31,536,349	1,212,361	—

Total common stocks	1,246,522,894	58,300,601	7,115
Asset-backed securities	—	1,582,253	—
Collateralized loan obligations	—	25,312,336	—
Convertible bonds and notes	—	289,101	—
Corporate bonds and notes	—	282,444,914	—
Foreign government and agency bonds and notes	—	13,443,856	—
Mortgage-backed securities	—	76,362,193	—
Senior loans	—	7,241,697	—
U.S. government and agency mortgage obligations	—	479,126,049	—
U.S. treasury obligations	—	121,212	—
Short-term investments	1,369,000	26,566,936	—

Totals by level	$1,247,891,894	$970,791,148	$7,115
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(569,312)	$—
Futures contracts	(12,528,111)	—	—
TBA sale commitments	—	(243,351,532)	—
Interest rate swap contracts	—	(1,760,978)	—
Total return swap contracts	—	(700,416)	—
Credit default contracts	—	2,069,949	—

Totals by level	$(12,528,111)	$(244,312,289)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$85,700,000
Centrally cleared interest rate swap contracts (notional)	$390,200,000
OTC total return swap contracts (notional)	$275,500,000
OTC credit default contracts (notional)	$9,600,000
Centrally cleared credit default contracts (notional)	$58,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com